UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05452)

Exact name of registrant as specified in charter:	Putnam Premier Income Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	July 31, 2012

Date of reporting period:	October 31, 2011

Item 1. Schedule of Investments:

Putnam Premier Income Trust

The fund's portfolio
10/31/11 (Unaudited)

CORPORATE BONDS AND NOTES (31.9%)(a)
			Principal amount	Value

Basic materials (2.7%)

Associated Materials, LLC company guaranty sr. notes 9 1/8s, 2017			$602,000	$547,788

Atkore International, Inc. 144A sr. notes 9 7/8s, 2018			415,000	416,038

Catalyst Paper Corp. 144A company guaranty sr. notes 11s, 2016 (Canada)			62,000	35,960

Celanese US Holdings, LLC company guaranty sr. unsec. notes 6 5/8s, 2018 (Germany)			620,000	669,600

Celanese US Holdings, LLC sr. notes 5 7/8s, 2021 (Germany)			430,000	456,875

Clondalkin Acquisition BV 144A company guaranty sr. notes FRN 2.34711s, 2013 (Netherlands)			165,000	153,450

Dynacast International, LLC/Dynacast Finance, Inc. 144A notes 9 1/4s, 2019			140,000	128,800

Exopack Holding Corp. 144A sr. notes 10s, 2018			345,000	338,100

Ferro Corp. sr. unsec. notes 7 7/8s, 2018			650,000	656,500

FMG Resources August 2006 Pty, Ltd. 144A sr. notes 7s, 2015 (Australia)			657,000	659,464

FMG Resources August 2006 Pty, Ltd. 144A sr. notes 6 7/8s, 2018 (Australia)			420,000	401,925

Georgia-Pacific, LLC 144A company guaranty 7 1/8s, 2017			135,000	143,163

Grohe Holding GmbH 144A company guaranty sr. notes FRN 5.528s, 2017 (Germany)		EUR	721,000	928,251

Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, ULC company guaranty notes 9s, 2020			$476,000	415,310

Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, ULC company guaranty sr. notes 8 7/8s, 2018			375,000	370,313

Huntsman International, LLC company guaranty sr. unsec. sub. notes 8 5/8s, 2021			661,000	679,178

INEOS Finance PLC 144A company guaranty sr. notes 9 1/4s, 2015 (United Kingdom)		EUR	270,000	377,357

INEOS Finance PLC 144A company guaranty sr. notes 9s, 2015 (United Kingdom)			$445,000	455,013

INEOS Group Holdings, Ltd. company guaranty sr. unsec. notes Ser. REGS, 7 7/8s, 2016 (United Kingdom)		EUR	553,000	622,196

Kronos International, Inc. sr. notes 6 1/2s, 2013 (Germany)		EUR	678,400	933,558

Lyondell Chemical Co. company guaranty sr. notes 8s, 2017			$1,008,000	1,134,000

Lyondell Chemical Co. sr. notes 11s, 2018			2,150,000	2,394,563

Momentive Performance Materials, Inc. notes 9s, 2021			691,000	583,895

NewPage Corp. company guaranty sr. notes 11 3/8s, 2014 (In default)(NON)			240,000	179,400

Nexeo Solutions, LLC/Nexeo Solutions Finance Corp. 144A company guaranty sr. sub. notes 8 3/8s, 2018			140,000	140,000

Novelis, Inc. company guaranty sr. unsec. notes 8 3/4s, 2020			500,000	545,000

Novelis, Inc. company guaranty sr. unsec. notes 7 1/4s, 2015			546,000	546,000

PE Paper Escrow GmbH sr. notes Ser. REGS, 11 3/4s, 2014 (Austria)		EUR	834,000	1,231,982

PE Paper Escrow GmbH 144A sr. notes 12s, 2014 (Austria)			$125,000	135,625

Pregis Corp. company guaranty notes FRN 6.572s, 2013		EUR	80,000	106,290

Pregis Corp. company guaranty sr. sub. notes 12 3/8s, 2013			$255,000	232,050

Rockwood Specialties Group, Inc. company guaranty sr. unsec. sub. notes 7 5/8s, 2014		EUR	130,000	180,681

Sealed Air Corp. 144A sr. unsec. notes 8 3/8s, 2021			$185,000	200,263

SGL Carbon SE company guaranty sr. sub. notes FRN Ser. EMTN, 2.785s, 2015 (Germany)		EUR	339,000	451,390

Smurfit Kappa Funding PLC sr. unsec. sub. notes 7 3/4s, 2015 (Ireland)			$259,000	259,000

Solutia, Inc. company guaranty sr. unsec. notes 8 3/4s, 2017			341,000	371,264

Solutia, Inc. company guaranty sr. unsec. notes 7 7/8s, 2020			732,000	775,920

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 7 3/8s, 2012			98,000	101,553

Steel Dynamics, Inc. sr. unsec. unsub. notes 7 3/4s, 2016			550,000	578,875

Styrolution GmbH 144A sr. notes 7 5/8s, 2016 (Germany)		EUR	245,000	272,131

Teck Resources Limited sr. notes 10 1/4s, 2016 (Canada)			$291,000	340,819

Thompson Creek Metals Co., Inc. 144A company guaranty sr. notes 7 3/8s, 2018 (Canada)			240,000	199,800

TPC Group, LLC company guaranty sr. notes 8 1/4s, 2017			456,000	461,700

Tube City IMS Corp. company guaranty sr. unsec. sub. notes 9 3/4s, 2015			502,000	499,490

Verso Paper Holdings, LLC/Verso Paper, Inc. company guaranty sr. notes 8 3/4s, 2019			200,000	144,000

Verso Paper Holdings, LLC/Verso Paper, Inc. sr. notes 11 1/2s, 2014			494,000	518,700

				21,973,230
Capital goods (1.8%)

Alliant Techsystems, Inc. sr. sub. notes 6 3/4s, 2016			466,000	477,650

Altra Holdings, Inc. company guaranty sr. notes 8 1/8s, 2016			225,000	234,563

American Axle & Manufacturing, Inc. company guaranty sr. unsec. notes 5 1/4s, 2014			244,000	240,340

American Axle & Manufacturing, Inc. company guaranty sr. unsec. unsub. notes 7 7/8s, 2017			80,000	81,000

American Axle & Manufacturing, Inc. 144A company guaranty sr. notes 9 1/4s, 2017			185,000	201,650

ARD Finance SA 144A sr. notes 11 1/8s, 2018 (Luxembourg)		EUR	100,000	120,266

Ardagh Packaging Finance PLC sr. notes Ser. REGS, 7 3/8s, 2017 (Ireland)		EUR	190,000	265,046

Ardagh Packaging Finance PLC 144A company guaranty sr. notes 7 3/8s, 2017 (Ireland)		EUR	130,000	181,347

BE Aerospace, Inc. sr. unsec. unsub. notes 6 7/8s, 2020			$689,000	744,120

Berry Plastics Corp. company guaranty notes FRN 0.447s, 2014			450,000	420,750

Berry Plastics Corp. company guaranty sr. notes 9 1/2s, 2018			225,000	227,250

Berry Plastics Corp. notes 9 3/4s, 2021			56,000	56,000

Briggs & Stratton Corp. company guaranty sr. unsec. notes 6 7/8s, 2020			345,000	351,900

Crown Americas, LLC/Crown Americas Capital Corp. III 144A sr. notes 6 1/4s, 2021			330,000	346,500

Crown Euro Holdings SA 144A sr. notes 7 1/8s, 2018 (France)		EUR	100,000	142,985

Kratos Defense & Security Solutions, Inc. company guaranty sr. notes 10s, 2017			$889,000	920,115

Kratos Defense & Security Solutions, Inc. 144A company guaranty sr. notes 10s, 2017			81,000	83,835

Legrand SA unsec. unsub. debs. 8 1/2s, 2025 (France)			860,000	1,059,763

Mueller Water Products, Inc. company guaranty sr. unsec. unsub. notes 8 3/4s, 2020			57,000	60,705

Pittsburgh Glass Works, LLC 144A sr. notes 8 1/2s, 2016			587,000	587,000

Polypore International, Inc. company guaranty sr. unsec. notes 7 1/2s, 2017			265,000	270,300

Rexam PLC unsec. sub. bonds FRB 6 3/4s, 2067 (United Kingdom)		EUR	350,000	449,033

Rexel SA company guaranty sr. unsec. notes 8 1/4s, 2016 (France)		EUR	593,000	867,485

Reynolds Group DL Escrow, Inc./Reynolds Group Escrow, LLC 144A company guaranty sr. notes 8 3/4s, 2016		EUR	843,000	1,210,155

Reynolds Group Issuer, Inc. 144A company guaranty sr. notes 7 1/8s, 2019			$310,000	316,200

Reynolds Group Issuer, Inc. 144A company guaranty sr. unsec. notes 9s, 2019			185,000	178,525

Reynolds Group Issuer, Inc. 144A sr. notes 6 7/8s, 2021 (New Zealand)			100,000	101,000

Reynolds Group Issuer, Inc. 144A sr. unsec. notes 8 1/4s, 2021 (New Zealand)			120,000	110,100

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu 144A sr. notes 7 7/8s, 2019			150,000	156,750

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu 144A sr. unsec. notes 9 7/8s, 2019			150,000	150,000

Ryerson, Inc. company guaranty sr. notes 12s, 2015			777,000	792,540

Tenneco, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2018			345,000	362,250

Tenneco, Inc. company guaranty sr. unsub. notes 6 7/8s, 2020			330,000	338,250

Terex Corp. sr. unsec. sub. notes 8s, 2017			137,000	134,603

Thermadyne Holdings Corp. company guaranty sr. notes 9s, 2017			742,000	745,710

Thermon Industries, Inc. company guaranty sr. notes 9 1/2s, 2017			273,000	294,840

TransDigm, Inc. company guaranty unsec. sub. notes 7 3/4s, 2018			665,000	721,525

Zinc Capital SA 144A sr. notes 8 7/8s, 2018 (Luxembourg)		EUR	250,000	268,002

				14,270,053
Communication services (4.0%)

AMC Networks, Inc. 144A company guaranty sr. unsec notes 7 3/4s, 2021			$200,000	217,000

Bresnan Broadband Holdings, LLC 144A company guaranty sr. unsec. unsub. notes 8s, 2018			170,000	176,800

Cablevision Systems Corp. sr. unsec. unsub. notes 8 5/8s, 2017			200,000	217,000

Cablevision Systems Corp. sr. unsec. unsub. notes 8s, 2020			400,000	422,000

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 7 7/8s, 2018			145,000	154,425

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 6 1/2s, 2021			449,000	449,000

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsub. notes 7s, 2019			403,000	418,113

Cequel Communications Holdings I LLC/Cequel Capital Corp. 144A sr. notes 8 5/8s, 2017			347,000	362,615

Cincinnati Bell, Inc. company guaranty sr. unsec. notes 7s, 2015			195,000	195,975

Cincinnati Bell, Inc. company guaranty sr. unsec. sub. notes 8 3/4s, 2018			620,000	595,200

Clearwire Communications, LLC/Clearwire Finance, Inc. 144A company guaranty sr. notes 12s, 2015			1,445,000	1,235,475

Cricket Communications, Inc. company guaranty sr. unsec. notes 7 3/4s, 2020			550,000	470,250

Cricket Communications, Inc. company guaranty sr. unsec. unsub. notes 10s, 2015			870,000	883,050

Cricket Communications, Inc. company guaranty sr. unsub. notes 7 3/4s, 2016			1,110,000	1,151,625

Crown Castle International Corp. sr. unsec. notes 7 1/8s, 2019			160,000	173,200

CSC Holdings, LLC sr. unsec. notes 6 3/4s, 2012			196,000	198,940

CSC Holdings, LLC sr. unsec. unsub. notes 8 1/2s, 2014			285,000	312,788

Digicel, Ltd. 144A sr. unsec. notes 8 1/4s, 2017 (Jamaica)			755,000	770,100

EH Holding Corp. 144A sr. notes 6 1/2s, 2019			488,000	498,980

EH Holding Corp. 144A sr. unsec. notes 7 5/8s, 2021			594,000	614,790

Equinix, Inc. sr. unsec. notes 7s, 2021			305,000	323,300

Frontier Communications Corp. sr. unsec. notes 8 1/4s, 2017			140,000	149,450

Frontier Communications Corp. sr. unsec. notes 8 1/8s, 2018			1,586,000	1,679,178

Inmarsat Finance PLC 144A company guaranty sr. notes 7 3/8s, 2017 (United Kingdom)			979,000	1,047,530

Intelsat Jackson Holdings SA 144A company guaranty sr. notes 7 1/2s, 2021 (Bermuda)			491,000	493,455

Intelsat Luxembourg SA company guaranty sr. unsec. notes 11 1/2s, 2017 (Luxembourg)(PIK)			2,168,562	2,168,562

Intelsat Luxembourg SA company guaranty sr. unsec. notes 11 1/4s, 2017 (Luxembourg)			586,000	581,605

Intelsat Luxembourg SA 144A company guaranty sr. unsec. notes 11 1/2s, 2017 (Luxembourg)(PIK)			310,000	310,000

Kabel BW Erste Beteiligungs GmbH/Kabel Baden-Wurttemberg GmbH & Co. KG 144A company guaranty sr. notes 7 1/2s, 2019 (Germany)		EUR	305,000	438,108

Kabel Deutchland GmbH 144A sr. notes 6 1/2s, 2018 (Germany)(PIK)		EUR	245,000	350,475

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 9 3/8s, 2019			$285,000	297,825

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 9 1/4s, 2014			529,000	540,241

Level 3 Financing, Inc. 144A company guaranty sr. unsec. notes 8 1/8s, 2019			$85,000	84,150

Mediacom, LLC/Mediacom Capital Corp. sr. unsec. notes 9 1/8s, 2019			131,000	137,878

MetroPCS Wireless, Inc. company guaranty sr. unsec. notes 7 7/8s, 2018			945,000	959,175

Nextel Communications, Inc. company guaranty sr. unsec. notes Ser. D, 7 3/8s, 2015			234,000	223,470

NII Capital Corp. company guaranty sr. unsec. unsub. notes 10s, 2016			839,000	943,875

NII Capital Corp. company guaranty sr. unsec. unsub. notes 7 5/8s, 2021			195,000	202,069

PAETEC Holding Corp. company guaranty sr. notes 8 7/8s, 2017			616,000	665,280

PAETEC Holding Corp. company guaranty sr. unsec. notes 9 7/8s, 2018			371,000	408,100

Phones4U Finance PLC 144A sr. notes 9 1/2s, 2018 (United Kingdom)		GBP	410,000	550,465

Qwest Communications International, Inc. company guaranty 7 1/2s, 2014			$359,000	362,590

Qwest Communications International, Inc. company guaranty Ser. B, 7 1/2s, 2014			140,000	141,400

Qwest Corp. sr. unsec. notes 7 1/2s, 2014			145,000	159,500

Qwest Corp. sr. unsec. unsub. notes 7 1/4s, 2025			382,000	383,910

SBA Telecommunications, Inc. company guaranty sr. unsec. notes 8 1/4s, 2019			235,000	256,738

SBA Telecommunications, Inc. company guaranty sr. unsec. notes 8s, 2016			405,000	435,375

Sprint Capital Corp. company guaranty 8 3/4s, 2032			79,000	65,570

Sprint Capital Corp. company guaranty 6 7/8s, 2028			110,000	80,300

Sprint Capital Corp. company guaranty sr. unsec. notes 8 3/8s, 2012			145,000	146,450

Sprint Nextel Corp. sr. notes 8 3/8s, 2017			2,450,000	2,254,000

Sprint Nextel Corp. sr. unsec. notes 6s, 2016			330,000	287,100

Sunrise Communications Holdings SA 144A company guaranty sr. notes 8 1/2s, 2018 (Luxembourg)		EUR	145,000	200,293

Sunrise Communications International SA 144A company guaranty sr. notes 7s, 2017 (Luxembourg)		CHF	160,000	189,563

Sunrise Communications International SA 144A company guaranty sr. notes 7s, 2017 (Luxembourg)		EUR	100,000	142,687

Unitymedia GmbH company guaranty sr. notes Ser. REGS, 9 5/8s, 2019 (Germany)		EUR	678,000	1,002,947

Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 144A company guaranty sr. notes 8 1/8s, 2017 (Germany)		EUR	489,000	715,563

UPC Holdings BV sr. notes 9 3/4s, 2018 (Netherlands)		EUR	677,000	984,278

Virgin Media Finance PLC company guaranty sr. unsec. bonds 8 7/8s, 2019 (United Kingdom)		GBP	79,000	137,721

Wind Acquisition Finance SA sr. notes Ser. REGS, 11 3/4s, 2017 (Netherlands)		EUR	110,000	153,014

Wind Acquisition Finance SA 144A company guaranty sr. notes 7 3/8s, 2018 (Netherlands)		EUR	760,000	1,002,512

Wind Acquisition Holding company guaranty sr. notes Ser. REGS, 12 1/4s, 2017 (Luxembourg)(PIK)		EUR	497,000	635,406

Windstream Corp. company guaranty sr. unsec. unsub. notes 8 1/8s, 2018			$140,000	149,800

Windstream Corp. company guaranty sr. unsec. unsub. notes 7 7/8s, 2017			584,000	630,720

Windstream Corp. company guaranty sr. unsec. unsub. notes 7 3/4s, 2021			254,000	264,795

				32,853,749
Conglomerates (—%)

SPX Corp. sr. unsec. notes 7 5/8s, 2014			270,000	291,600

				291,600
Consumer cyclicals (5.6%)

Academy Ltd./Academy Finance Corp. 144A company guaranty sr. unsec. notes 9 1/4s, 2019			60,000	60,300

Affinion Group Holdings, Inc. company guaranty sr. unsec. notes 11 5/8s, 2015			50,000	40,875

Affinion Group, Inc. company guaranty sr. unsec. notes 7 7/8s, 2018			955,000	838,013

Affinion Group, Inc. company guaranty sr. unsec. sub. notes 11 1/2s, 2015			560,000	501,200

AMC Entertainment, Inc. company guaranty sr. sub. notes 9 3/4s, 2020			410,000	397,700

AMC Entertainment, Inc. sr. sub. notes 8s, 2014			68,000	67,320

American Casino & Entertainment Properties LLC sr. notes 11s, 2014			551,000	548,245

Ameristar Casinos, Inc. 144A sr. notes 7 1/2s, 2021			390,000	399,750

ARAMARK Holdings Corp. 144A sr. unsec. notes 8 5/8s, 2016(PIK)			167,000	173,263

Autonation, Inc. company guaranty sr. unsec. notes 6 3/4s, 2018			600,000	622,500

Beazer Homes USA, Inc. company guaranty sr. unsec. notes 6 7/8s, 2015			172,000	141,685

Beazer Homes USA, Inc. sr. unsec. notes 9 1/8s, 2019			164,000	116,440

Bon-Ton Department Stores, Inc. (The) company guaranty 10 1/4s, 2014			675,000	599,063

Brickman Group Holdings, Inc. 144A sr. notes 9 1/8s, 2018			117,000	106,470

Building Materials Corp. 144A company guaranty sr. notes 7 1/2s, 2020			235,000	251,450

Building Materials Corp. 144A sr. notes 7s, 2020			140,000	148,400

Building Materials Corp. 144A sr. notes 6 7/8s, 2018			180,000	187,200

Building Materials Corp. 144A sr. notes 6 3/4s, 2021			360,000	373,500

Burlington Coat Factory Warehouse Corp. 144A company guaranty sr. unsec. notes 10s, 2019			320,000	316,800

Caesars Entertainment Operating Co., Inc. company guaranty sr. notes 10s, 2018			1,150,000	866,813

Caesars Entertainment Operating Co., Inc. sr. notes 11 1/4s, 2017			845,000	904,150

Carlson Wagonlit BV company guaranty sr. notes FRN Ser. REGS, 7.36s, 2015 (Netherlands)		EUR	506,000	577,689

Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp. company guaranty sr. unsec. notes 9 1/8s, 2018			$170,000	184,450

Cenveo Corp. company guaranty sr. notes 8 7/8s, 2018			265,000	229,888

Cenveo Corp. 144A company guaranty sr. unsec. notes 10 1/2s, 2016			265,000	225,250

Chrysler Group, LLC/CG Co-Issuer, Inc. 144A company guaranty sr. notes 8 1/4s, 2021			705,000	641,550

Cinemark USA, Inc. company guaranty sr. unsec. sub. notes 7 3/8s, 2021			100,000	99,750

CityCenter Holdings LLC/CityCenter Finance Corp. 144A company guaranty sr. notes 10 3/4s, 2017(PIK)			661,850	681,706

Clear Channel Communications, Inc. company guaranty sr. notes 9s, 2021			313,000	278,570

Clear Channel Communications, Inc. company guaranty unsec. unsub. notes 10 3/4s, 2016			214,000	156,220

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. unsub. notes Ser. B, 9 1/4s, 2017			1,083,000	1,175,055

Compucom Systems, Inc. 144A sr. sub. notes 12 1/2s, 2015			305,000	308,050

Conti-Gummi Finance B.V. company guaranty bonds Ser. REGS, 7 1/8s, 2018 (Netherlands)		EUR	708,000	981,158

Cumulus Media, Inc. 144A sr. notes 7 3/4s, 2019			$540,000	496,800

DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc. company guaranty sr. unsec. notes 7 5/8s, 2016			262,000	280,340

DISH DBS Corp. company guaranty 7 1/8s, 2016			135,000	143,438

DISH DBS Corp. company guaranty 6 5/8s, 2014			1,214,000	1,265,595

DISH DBS Corp. company guaranty sr. unsec. notes 7 3/4s, 2015			274,000	294,550

DISH DBS Corp. company guaranty sr. unsec. notes 6 3/4s, 2021			443,000	457,398

FelCor Lodging Escrow, LP 144A sr. notes 6 3/4s, 2019(R)			695,000	641,138

Ford Motor Credit Co., LLC sr. unsec. notes 5s, 2018			890,000	904,602

Ford Motor Credit Co., LLC sr. unsec. unsub. notes 5 7/8s, 2021			250,000	265,625

General Motors Financial Co., Inc. 144A sr. notes 6 3/4s, 2018			108,000	108,989

Gray Television, Inc. company guaranty sr. notes 10 1/2s, 2015			480,000	453,600

Grupo Televisa, S.A.B sr. unsec. bonds 6 5/8s, 2040 (Mexico)			195,000	222,210

Grupo Televisa, S.A.B sr. unsec. notes 6s, 2018 (Mexico)			260,000	290,029

Hanesbrands, Inc. company guaranty sr. unsec. notes 6 3/8s, 2020			407,000	411,070

Host Hotels & Resorts LP company guaranty sr. unsec. unsub. notes Ser. Q, 6 3/4s, 2016(R)			140,000	144,900

Interactive Data Corp. company guaranty sr. unsec. notes 10 1/4s, 2018			1,007,000	1,082,525

Isle of Capri Casinos, Inc. company guaranty 7s, 2014			350,000	336,000

Isle of Capri Casinos, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2019			821,000	796,370

ISS Holdings A/S sr. sub. notes Ser. REGS, 8 7/8s, 2016 (Denmark)		EUR	698,000	949,693

Jarden Corp. company guaranty sr. unsec. sub. notes 7 1/2s, 2017			$615,000	658,050

Jarden Corp. company guaranty sr. unsec. sub. notes Ser. 1, 7 1/2s, 2020		EUR	75,000	98,910

Lamar Media Corp. company guaranty sr. notes 9 3/4s, 2014			$225,000	247,500

Lender Processing Services, Inc. company guaranty sr. unsec. unsub. notes 8 1/8s, 2016			1,760,000	1,733,600

Levi Strauss & Co. sr. unsec. notes 8 7/8s, 2016			155,000	162,363

Limited Brands, Inc. company guaranty sr. unsec. notes 6 5/8s, 2021			360,000	377,100

Lottomatica SpA sub. notes FRN Ser. REGS, 8 1/4s, 2066 (Italy)		EUR	1,747,000	2,175,809

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 5.9s, 2016			$460,000	517,462

Mashantucket Western Pequot Tribe 144A bonds Ser. A, 8 1/2s, 2015 (In default)(NON)			760,000	39,900

Masonite International Corp. 144A company guaranty sr. notes 8 1/4s, 2021 (Canada)			125,000	123,438

MGM Resorts International company guaranty sr. notes 9s, 2020			240,000	265,200

MGM Resorts International company guaranty sr. unsec. notes 6 7/8s, 2016			145,000	132,675

MTR Gaming Group, Inc. 144A notes 11 1/2s, 2019			1,195,000	958,988

Navistar International Corp. sr. notes 8 1/4s, 2021			684,000	740,430

Needle Merger Sub Corp. 144A sr. unsec. notes 8 1/8s, 2019			315,000	300,825

Nielsen Finance, LLC/Nielsen Finance Co. company guaranty sr. unsec. notes 7 3/4s, 2018			345,000	380,363

Nortek, Inc. 144A company guaranty sr. notes 8 1/2s, 2021			355,000	315,063

Nortek, Inc. 144A company guaranty sr. unsec. notes 10s, 2018			266,000	260,680

Owens Corning company guaranty sr. unsec. notes 9s, 2019			1,248,000	1,464,840

Penn National Gaming, Inc. sr. unsec. sub. notes 8 3/4s, 2019			115,000	124,200

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 7 3/4s, 2016			380,000	389,500

PETCO Animal Supplies, Inc. 144A company guaranty sr. notes 9 1/4s, 2018			235,000	249,688

PHH Corp. sr. unsec. unsub. notes 9 1/4s, 2016			230,000	236,900

Pinnacle Entertainment, Inc. company guaranty sr. unsec. notes 8 5/8s, 2017			120,000	128,100

Pinnacle Entertainment, Inc. company guaranty sr. unsec. sub. notes 7 1/2s, 2015			625,000	614,063

Polish Television Holding BV sr. notes stepped-coupon Ser. REGS, 11 1/4s (13s, 11/15/14), 2017 (Netherlands)(STP)		EUR	790,000	1,237,306

QVC Inc. 144A sr. notes 7 1/2s, 2019			$275,000	299,063

Realogy Corp. 144A company guaranty sr. notes 7 7/8s, 2019			120,000	108,000

Roofing Supply Group, LLC/Roofing Supply Finance, Inc. 144A sr. notes 8 5/8s, 2017			325,000	329,875

Sabre Holdings Corp. sr. unsec. unsub. notes 8.35s, 2016			354,000	292,050

Scotts Miracle-Gro Co. (The) 144A sr. notes 6 5/8s, 2020			330,000	340,725

Sealy Mattress Co. sr. sub. notes 8 1/4s, 2014			145,000	144,638

Sealy Mattress Co. 144A company guaranty sr. notes 10 7/8s, 2016			344,000	377,540

Sears Holdings Corp. company guaranty 6 5/8s, 2018			323,000	278,588

Standard Pacific Corp. company guaranty sr. unsec. unsub. notes 7s, 2015			81,000	77,760

SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A notes 8 5/8s, 2016			165,000	168,300

Toys R Us - Delaware, Inc. 144A company guaranty sr. notes 7 3/8s, 2016			105,000	105,788

Toys R Us Property Co., LLC company guaranty sr. notes 8 1/2s, 2017			135,000	142,594

Toys R Us Property Co., LLC company guaranty sr. unsec. notes 10 3/4s, 2017			607,000	673,770

Toys R Us, Inc. sr. unsec. unsub. notes 7 7/8s, 2013			45,000	45,788

Travelport, LLC company guaranty sr. unsec. sub. notes 11 7/8s, 2016			299,000	116,610

Travelport, LLC company guaranty sr. unsec. unsub. notes 9 7/8s, 2014			146,000	102,200

Travelport, LLC/Travelport, Inc. company guaranty sr. unsec. notes 9s, 2016			581,000	377,650

TRW Automotive, Inc. company guaranty sr. unsec. unsub. notes Ser. REGS, 6 3/8s, 2014		EUR	235,000	328,460

TRW Automotive, Inc. 144A company guaranty sr. notes 7 1/4s, 2017			$800,000	868,000

TVN Finance Corp. III AB 144A company guaranty sr. unsec. notes 7 7/8s, 2018 (Sweden)		EUR	50,000	73,257

Universal City Development Partners, Ltd. company guaranty sr. unsec. notes 8 7/8s, 2015			$371,000	411,810

Univision Communications, Inc. 144A sr. notes 6 7/8s, 2019			455,000	443,625

Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. company guaranty 1st mtge. notes 7 3/4s, 2020			250,000	275,000

XM Satellite Radio, Inc. 144A company guaranty sr. unsec. notes 13s, 2013			145,000	164,938

XM Satellite Radio, Inc. 144A sr. unsec. notes 7 5/8s, 2018			1,206,000	1,299,465

Yankee Candle Co. company guaranty sr. notes Ser. B, 8 1/2s, 2015			310,000	316,200

YCC Holdings, LLC/Yankee Finance, Inc. sr. unsec. notes 10 1/4s, 2016(PIK)			305,000	280,600

Yonkers Racing Corp. 144A sr. notes 11 3/8s, 2016			641,000	658,628

				45,779,220
Consumer staples (1.7%)

Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. notes 9 3/4s, 2015		BRL	1,500,000	886,589

Archibald Candy Corp. company guaranty sub. notes 10s, 2012 (In default)(F)(NON)			$170,069	5,442

Avis Budget Car Rental, LLC company guaranty sr. unsec. unsub. notes 9 5/8s, 2018			275,000	287,375

Avis Budget Car Rental, LLC company guaranty sr. unsec. unsub. notes 7 3/4s, 2016			730,000	737,300

Burger King Corp. company guaranty sr. unsec. notes 9 7/8s, 2018			432,000	463,320

Central Garden & Pet Co. company guaranty sr. sub. notes 8 1/4s, 2018			380,000	379,050

CKE Holdings, Inc. 144A sr. notes 10 1/2s, 2016(PIK)			232,443	220,821

Claire's Stores, Inc. company guaranty sr. notes 8 7/8s, 2019			284,000	228,620

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 7 1/4s, 2016			142,000	155,313

Corrections Corporation of America company guaranty sr. notes 7 3/4s, 2017			599,000	648,418

Dean Foods Co. company guaranty sr. unsec. unsub. notes 7s, 2016			279,000	280,395

DineEquity, Inc. company guaranty sr. unsec. notes 9 1/2s, 2018			265,000	280,900

Dole Food Co. 144A sr. notes 8s, 2016			207,000	218,385

EC Finance PLC company guaranty sr. bonds Ser. REGS, 9 3/4s, 2017 (United Kingdom)		EUR	1,002,000	1,235,800

Elizabeth Arden, Inc. sr. unsec. unsub. notes 7 3/8s, 2021			$380,000	384,750

Enterprise Inns PLC sr. unsub. mtge. notes 6 1/2s, 2018 (United Kingdom)		GBP	300,000	345,956

Foodcorp (Pty), Ltd. 144A company guaranty sr. notes 8 3/4s, 2018 (South Africa)		EUR	180,000	239,681

Hertz Corp. company guaranty sr. unsec. notes 8 7/8s, 2014			$13,000	13,130

Hertz Corp. company guaranty sr. unsec. notes 7 1/2s, 2018			155,000	161,588

Hertz Holdings Netherlands BV 144A sr. bonds 8 1/2s, 2015 (Netherlands)		EUR	360,000	506,381

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 7 1/4s, 2021			$1,430,000	1,358,500

Landry's Restaurants, Inc. 144A company guaranty sr. notes 11 5/8s, 2015			164,000	173,840

Libbey Glass, Inc. sr. notes 10s, 2015			114,000	121,410

Prestige Brands, Inc. company guaranty sr. unsec. notes 8 1/4s, 2018			500,000	510,000

Rite Aid Corp. company guaranty sr. notes 7 1/2s, 2017			620,000	616,900

Rite Aid Corp. company guaranty sr. unsec. unsub. notes 9 1/2s, 2017			643,000	585,130

Rite Aid Corp. company guaranty sr. unsub. notes 8s, 2020			125,000	137,344

Roadhouse Financing, Inc. notes 10 3/4s, 2017			270,000	268,650

Service Corporation International sr. notes 7s, 2019			180,000	189,000

Smithfield Foods, Inc. company guaranty sr. notes 10s, 2014			130,000	151,125

Spectrum Brands, Inc. sr. notes 9 1/2s, 2018			879,000	975,690

Stewart Enterprises, Inc. company guaranty sr. unsec. notes 6 1/2s, 2019			430,000	421,400

Tyson Foods, Inc. sr. unsec. unsub. notes 10 1/2s, 2014			120,000	139,200

United Rentals North America, Inc. company guaranty sr. unsec. sub. notes 8 3/8s, 2020			170,000	176,800

West Corp. company guaranty sr. unsec. notes 8 5/8s, 2018			51,000	52,785

West Corp. company guaranty sr. unsec. notes 7 7/8s, 2019			447,000	453,705

				14,010,693
Energy (5.9%)

Alpha Natural Resources, Inc. company guaranty sr. unsec. notes 6 1/4s, 2021			345,000	340,688

Alpha Natural Resources, Inc. company guaranty sr. unsec. notes 6s, 2019			369,000	368,078

Anadarko Finance Co. company guaranty sr. unsec. unsub. notes Ser. B, 7 1/2s, 2031			255,000	320,108

Anadarko Petroleum Corp. sr. notes 5.95s, 2016			666,000	768,554

Anadarko Petroleum Corp. sr. unsec. notes 6 3/8s, 2017			384,000	451,870

Arch Coal, Inc. company guaranty sr. unsec. notes 7 1/4s, 2020			720,000	747,000

Arch Coal, Inc. 144A company guaranty sr. unsec. notes 7s, 2019			465,000	481,275

Arch Western Finance, LLC company guaranty sr. notes 6 3/4s, 2013			582,000	587,820

ATP Oil & Gas Corp. company guaranty sr. notes 11 7/8s, 2015			150,000	124,500

Brigham Exploration Co. company guaranty sr. unsec. notes 8 3/4s, 2018			669,000	789,420

Carrizo Oil & Gas, Inc. company guaranty sr. unsec. notes 8 5/8s, 2018			814,000	826,210

Chaparral Energy, Inc. company guaranty sr. unsec. notes 9 7/8s, 2020			325,000	352,625

Chaparral Energy, Inc. company guaranty sr. unsec. notes 8 7/8s, 2017			914,000	941,420

Chaparral Energy, Inc. company guaranty sr. unsec. notes 8 1/4s, 2021			5,000	5,088

Chesapeake Energy Corp. company guaranty sr. unsec. notes 9 1/2s, 2015			1,150,000	1,316,750

Chesapeake Midstream Partners LP/CHKM Finance Corp. 144A company guaranty sr. unsec. notes 5 7/8s, 2021			309,000	312,090

Complete Production Services, Inc. company guaranty 8s, 2016			770,000	800,800

Concho Resources, Inc. company guaranty sr. unsec. notes 6 1/2s, 2022			515,000	539,463

Connacher Oil and Gas, Ltd. 144A notes 8 3/4s, 2018 (Canada)		CAD	515,000	363,825

CONSOL Energy, Inc. company guaranty sr. unsec. notes 8 1/4s, 2020			$293,000	320,835

CONSOL Energy, Inc. company guaranty sr. unsec. notes 8s, 2017			1,667,000	1,825,365

CONSOL Energy, Inc. 144A company guaranty sr. unsec. notes 6 3/8s, 2021			65,000	64,675

Crosstex Energy LP/Crosstex Energy Finance Corp. company guaranty sr. unsec. notes 8 7/8s, 2018			850,000	901,000

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 8 1/4s, 2020			302,000	334,465

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 6 3/8s, 2021			225,000	231,750

EXCO Resources, Inc. company guaranty sr. unsec. notes 7 1/2s, 2018			945,000	935,550

Ferrellgas LP/Ferrellgas Finance Corp. sr. unsec. notes 6 1/2s, 2021			234,000	209,430

Forbes Energy Services Ltd. 144A company guaranty sr. unsec. notes 9s, 2019			340,000	321,300

Frac Tech Services, LLC/Frac Tech Finance, Inc. 144A company guaranty sr. notes 7 5/8s, 2018			420,000	438,900

Gaz Capital SA sr. unsec. notes Ser. REGS, 7.288s, 2037 (Russia)			780,000	840,450

Gazprom OAO Via Gaz Capital SA 144A sr. unsec. unsub. notes 9 1/4s, 2019 (Russia)			1,855,000	2,325,688

Gazprom OAO Via Gaz Capital SA 144A sr. unsec. unsub. notes 6.51s, 2022 (Russia)			485,000	509,250

Gazprom OAO Via Gaz Capital SA 144A sr. unsec. notes 7.288s, 2037 (Russia)			575,000	619,563

Gazprom Via Gaz Capital SA 144A sr. unsec. unsub. notes 8.146s, 2018 (Russia)			316,000	370,004

Gazprom Via OAO White Nights Finance BV notes 10 1/2s, 2014 (Netherlands)			485,000	557,168

Goodrich Petroleum Corp. 144A sr. notes 8 7/8s, 2019			451,000	460,020

Helix Energy Solutions Group, Inc. 144A sr. unsec. notes 9 1/2s, 2016			1,043,000	1,095,150

Hornbeck Offshore Services, Inc. sr. notes Ser. B, 6 1/8s, 2014			790,000	795,925

Inergy LP/Inergy Finance Corp. company guaranty sr. unsec. notes 6 7/8s, 2021			492,000	480,930

Infinis PLC 144A sr. notes 9 1/8s, 2014 (United Kingdom)		GBP	222,000	361,002

James River Coal Co. company guaranty sr. unsec. unsub. notes 7 7/8s, 2019			$160,000	136,000

Key Energy Services, Inc. company guaranty unsec. unsub. notes 6 3/4s, 2021			175,000	180,250

Korea National Oil Corp. 144A sr. unsec. notes 4s, 2016 (South Korea)			300,000	304,606

Laredo Petroleum, Inc. 144A sr. notes 9 1/2s, 2019			433,000	458,980

Lukoil International Finance BV 144A company guaranty sr. unsec. unsub. bonds 6.656s, 2022 (Russia)			1,080,000	1,148,850

Lukoil International Finance BV 144A company guaranty sr. unsec. unsub. notes 7 1/4s, 2019 (Russia)			450,000	494,181

MEG Energy Corp. 144A company guaranty sr. unsec. notes 6 1/2s, 2021 (Canada)			320,000	333,600

Milagro Oil & Gas 144A notes 10 1/2s, 2016			520,000	364,000

National JSC Naftogaz of Ukraine govt. guaranty unsec. notes 9 1/2s, 2014 (Ukraine)			620,000	616,379

Newfield Exploration Co. sr. unsec. sub. notes 6 5/8s, 2014			698,000	704,980

Offshore Group Investments, Ltd. company guaranty sr. notes 11 1/2s, 2015 (Cayman Islands)			265,000	288,850

Offshore Group Investments, Ltd. 144A company guaranty sr. notes 11 1/2s, 2015 (Cayman Islands)			110,000	119,900

OPTI Canada, Inc. notes 8 1/4s, 2014 (Canada) (In default)(NON)			325,000	211,250

Peabody Energy Corp. company guaranty 7 3/8s, 2016			1,146,000	1,254,870

Peabody Energy Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2020			44,000	46,860

Pemex Project Funding Master Trust company guaranty sr. unsec. unsub. bonds 6 5/8s, 2035 (Mexico)			340,000	370,600

Pemex Project Funding Master Trust company guaranty unsec. unsub. notes 6 5/8s, 2038 (Mexico)			325,000	354,250

Petrobras International Finance Co. company guaranty sr. unsec. notes 7 7/8s, 2019 (Brazil)			960,000	1,144,800

Petrobras International Finance Co. company guaranty sr. unsec. notes 6 7/8s, 2040 (Brazil)			540,000	615,796

Petrobras International Finance Co. company guaranty sr. unsec. notes 5 3/8s, 2021 (Brazil)			960,000	1,009,853

Petrohawk Energy Corp. company guaranty sr. unsec. notes 10 1/2s, 2014			225,000	252,281

Petroleos de Venezuela SA company guaranty sr. unsec. notes 5 1/4s, 2017 (Venezuela)			5,035,000	3,102,819

Petroleos de Venezuela SA company guaranty sr. unsec. unsub. notes 5 1/2s, 2037 (Venezuela)			650,000	311,220

Petroleos de Venezuela SA company guaranty sr. unsec. unsub. notes 5 3/8s, 2027 (Venezuela)			650,000	322,563

Petroleos de Venezuela SA sr. unsec. notes 4.9s, 2014 (Venezuela)			600,000	456,000

Petroleos de Venezuela SA sr. unsec. sub. bonds 5s, 2015 (Venezuela)			1,705,000	1,161,412

Petroleos de Venezuela SA 144A company guaranty sr. notes 8 1/2s, 2017 (Venezuela)			300,000	217,500

Petroleos de Venezuela SA 144A company guaranty sr. unsec. notes 8s, 2013 (Venezuela)			315,000	289,800

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 5 1/2s, 2021 (Mexico)			800,000	854,000

Petroleum Co. of Trinidad & Tobago Ltd. 144A sr. unsec. notes 9 3/4s, 2019 (Trinidad)			215,000	249,996

Petroleum Development Corp. company guaranty sr. unsec. notes 12s, 2018			539,000	584,815

Plains Exploration & Production Co. company guaranty 7 3/4s, 2015			280,000	290,500

Plains Exploration & Production Co. company guaranty 7s, 2017			150,000	155,625

Plains Exploration & Production Co. company guaranty sr. unsec. notes 10s, 2016			645,000	715,950

Power Sector Assets & Liabilities Management Corp. 144A govt. guaranty sr. unsec. notes 7.39s, 2024 (Philippines)			690,000	824,550

Power Sector Assets & Liabilities Management Corp. 144A govt. guaranty sr. unsec. notes 7 1/4s, 2019 (Philippines)			950,000	1,128,125

Range Resources Corp. company guaranty sr. sub. notes 6 3/4s, 2020			350,000	388,500

Rosetta Resources, Inc. company guaranty sr. unsec. notes 9 1/2s, 2018			290,000	317,188

SandRidge Energy, Inc. 144A company guaranty sr. unsec. notes 7 1/2s, 2021			95,000	91,675

SandRidge Energy, Inc. 144A company guaranty sr. unsec. unsub. notes 8s, 2018			1,344,000	1,344,000

SM Energy Co. 144A sr. unsec. notes 6 5/8s, 2019			190,000	191,900

Unit Corp. company guaranty sr. sub. notes 6 5/8s, 2021			135,000	130,656

Williams Cos., Inc. (The) notes 7 3/4s, 2031			256,000	319,900

				48,295,834
Financials (5.2%)

ACE Cash Express, Inc. 144A sr. notes 11s, 2019			320,000	298,400

Ally Financial, Inc. company guaranty sr. notes 6 1/4s, 2017			335,000	330,813

Ally Financial, Inc. company guaranty sr. unsec. notes 7s, 2012			117,000	118,170

Ally Financial, Inc. company guaranty sr. unsec. notes 6 7/8s, 2012			818,000	828,225

Ally Financial, Inc. company guaranty sr. unsec. notes 6 5/8s, 2012			851,000	857,383

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 8.3s, 2015			240,000	252,000

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 7 1/2s, 2020			1,320,000	1,333,200

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes FRN 2.52556s, 2014			85,000	74,391

American International Group, Inc. jr. sub. bonds FRB 8.175s, 2058			440,000	424,600

Banco do Brasil SA 144A sr. unsec. notes 9 3/4s, 2017 (Brazil)		BRL	855,000	527,457

Banco do Brasil SA 144A unsec. sub. notes 5 7/8s, 2022 (Brazil)			$1,350,000	1,351,664

Boparan Holdings LTD 144A Company guaranty sr. unsec. unsub. notes 9 3/4s, 2018 (United Kingdom)		EUR	135,000	165,663

Bosphorus Financial Services, Ltd. 144A sr. notes FRN 2.08617s, 2012			$353,500	352,740

Capital One Capital IV company guaranty jr. unsec. sub. notes FRN 6.745s, 2037			374,000	360,910

CB Richard Ellis Services, Inc. company guaranty sr. unsec. notes 6 5/8s, 2020			135,000	137,025

CIT Group, Inc. 144A bonds 7s, 2017			2,438,000	2,431,905

CIT Group, Inc. 144A bonds 7s, 2016			868,000	865,830

CIT Group, Inc. 144A company guaranty notes 6 5/8s, 2018			470,000	491,150

CNO Financial Group, Inc. 144A company guaranty sr. notes 9s, 2018			130,000	136,825

Commerzbank Capital Funding Trust jr. unsec. sub. bonds bank guaranty zero %, 2016		EUR	500,000	359,762

Community Choice Financial, Inc. 144A sr. notes 10 3/4s, 2019			$395,000	395,000

Dresdner Funding Trust I 144A bonds 8.151s, 2031			579,000	451,620

HBOS Capital Funding LP 144A bank guaranty jr. unsec. sub. FRB 6.071s, perpetual maturity (Jersey)			399,000	279,300

HSBC Capital Funding LP bank guaranty jr. unsec. sub. bonds FRB 5.13s, perpetual maturity (Jersey)		EUR	486,000	582,447

HUB International Holdings, Inc. 144A sr. sub. notes 10 1/4s, 2015			$185,000	178,988

HUB International Holdings, Inc. 144A sr. unsec. unsub. notes 9s, 2014			135,000	134,325

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 8s, 2018			895,000	910,663

ING Groep NV jr. unsec. sub. notes 5.775s, perpetual maturity (Netherlands)			540,000	427,950

International Lease Finance Corp. sr. unsec. notes 6 1/4s, 2019			51,000	47,813

JPMorgan Chase & Co. 144A sr. unsec. notes FRN zero %, 2017			600,000	674,465

JPMorgan Chase & Co. 144A unsec. unsub. notes 8s, 2012		INR	37,500,000	774,874

Leucadia National Corp. sr. unsec. notes 7 1/8s, 2017			$641,000	665,038

Liberty Mutual Insurance Co. 144A notes 7.697s, 2097			1,330,000	1,282,640

Majapahit Holding BV 144A company guaranty sr. unsec. notes 8s, 2019 (Indonesia)			525,000	616,875

Majapahit Holding BV 144A company guaranty sr. unsec. notes 7 3/4s, 2020 (Indonesia)			2,425,000	2,822,846

MPT Operating Partnership LP/MPT Finance Corp. 144A company guaranty sr. notes 6 7/8s, 2021(R)			177,000	176,115

National Money Mart Co. company guaranty sr. unsec. unsub. notes 10 3/8s, 2016 (Canada)			300,000	315,000

Nuveen Investments, Inc. company guaranty sr. unsec. unsub. notes 10 1/2s, 2015			444,000	444,000

Omega Healthcare Investors, Inc. company guaranty sr. unsec. notes 6 3/4s, 2022(R)			447,000	451,470

RBS Capital Trust III jr. unsec. sub. notes bank guaranty zero %, 2049 (United Kingdom)			525,000	308,438

Royal Bank of Scotland Group PLC jr. sub. notes FRN Ser. MTN, 7.64s, 2049 (United Kingdom)			600,000	394,500

Russian Agricultural Bank OJSC Via RSHB Capital SA 144A notes 7 3/4s, 2018 (Russia)			775,000	860,250

Russian Agricultural Bank OJSC Via RSHB Capital SA 144A notes 7 1/8s, 2014 (Russia)			775,000	821,500

Sabra Health Care LP/Sabra Capital Corp. company guaranty sr. unsec. unsub. notes 8 1/8s, 2018(R)			133,000	131,005

Shinhan Bank 144A sr. unsec. bonds 6s, 2012 (South Korea)			257,000	263,430

State Bank of India/London 144A sr. unsec. notes 4 1/2s, 2015 (India)			360,000	364,705

UBS AG/ Jersey Branch jr. unsec. sub. FRB 4.28s, 2015 (Jersey)		EUR	224,000	245,923

UBS AG/ Jersey Branch jr. unsec. sub. notes FRN Ser. EMTN, 7.152s, 2017 (Jersey)		EUR	400,000	511,166

Ukreximbank Via Biz Finance PLC sr. unsec. unsub. bonds 8 3/8s, 2015 (United Kingdom)			$425,000	392,067

USI Holdings Corp. 144A company guaranty sr. unsec. notes FRN 4.16117s, 2014			120,000	108,000

Ventas Realty LP/Capital Corp. company guaranty 9s, 2012(R)			590,000	607,208

Vnesheconombank Via VEB Finance PLC 144A bank guaranteed bonds 6.8s, 2025 (Russia)			1,100,000	1,149,500

VTB Bank OJSC Via VTB Capital SA sr. notes 6 1/4s, 2035 (Russia)			1,065,000	1,091,625

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes 6 7/8s, 2018 (Russia)			4,520,000	4,729,050

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes 6 1/4s, 2035 (Russia)			2,934,000	3,007,350

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. unsub. notes 6.609s, 2012 (Russia)			3,965,000	4,094,973

				42,410,232
Health care (1.7%)

Aviv Healthcare Properties LP company guaranty sr. unsec. notes 7 3/4s, 2019			$325,000	313,625

Bayer AG jr. unsec. sub. bonds FRB 5s, 2105 (Germany)		EUR	364,000	501,929

Biomet, Inc. company guaranty sr. unsec. notes 10s, 2017			$236,000	254,880

Capella Healthcare, Inc. 144A company guaranty sr. notes 9 1/4s, 2017			380,000	391,400

Capsugel FinanceCo SCA 144A company guaranty sr. unsec. notes 9 7/8s, 2019		EUR	455,000	647,602

CDRT Merger Sub, Inc. 144A company guaranty sr. unsec. notes 8 1/8s, 2019			$504,000	504,000

CHS/Community Health Systems, Inc. company guaranty sr. unsec. sub. notes 8 7/8s, 2015			857,000	877,354

ConvaTec Healthcare E SA 144A sr. notes 7 3/8s, 2017 (Luxembourg)		EUR	160,000	225,291

ConvaTec Healthcare E SA 144A sr. unsec. notes 10 1/2s, 2018 (Luxembourg)			$1,070,000	1,029,875

DaVita, Inc. company guaranty sr. unsec. notes 6 5/8s, 2020			110,000	110,825

DaVita, Inc. company guaranty sr. unsec. notes 6 3/8s, 2018			340,000	343,400

Elan Finance PLC/Elan Finance Corp. company guaranty sr. unsec. notes 8 3/4s, 2016 (Ireland)			383,000	407,895

Endo Pharmaceuticals Holdings, Inc. 144A company guaranty sr. unsec. notes 7s, 2019			290,000	313,200

Fresenius US Finance II, Inc. 144A sr. unsec. notes 9s, 2015			125,000	141,250

Giant Funding Corp. 144A company guaranty sr. notes 8 1/4s, 2018			511,000	537,828

HCA, Inc. sr. notes 6 1/2s, 2020			1,580,000	1,651,100

HCA, Inc. sr. unsec. notes 7 1/2s, 2022			450,000	459,563

IASIS Healthcare, LLC/IASIS Capital Corp. 144A sr. notes 8 3/8s, 2019			865,000	800,125

Multiplan, Inc. 144A company guaranty sr. notes 9 7/8s, 2018			345,000	355,350

Select Medical Corp. company guaranty 7 5/8s, 2015			201,000	186,930

Surgical Care Affiliates, Inc. 144A sr. sub. notes 10s, 2017			640,000	627,200

Surgical Care Affiliates, Inc. 144A sr. unsec. notes 8 7/8s, 2015(PIK)			329,569	330,393

Teleflex, Inc. company guaranty sr. unsec. sub. notes 6 7/8s, 2019			370,000	382,950

Tenet Healthcare Corp. company guaranty sr. notes 10s, 2018			276,000	316,710

Tenet Healthcare Corp. sr. notes 9s, 2015			749,000	795,813

Tenet Healthcare Corp. sr. notes 8 7/8s, 2019			471,000	532,230

Valeant Pharmaceuticals International 144A company guaranty sr. notes 7s, 2020			70,000	69,300

Valeant Pharmaceuticals International 144A company guaranty sr. unsec. notes 6 7/8s, 2018			170,000	169,363

Valeant Pharmaceuticals International 144A sr. notes 6 3/4s, 2017			70,000	70,000

Vanguard Health Systems, Inc. sr. unsec. notes zero %, 2016			16,000	10,480

				13,357,861
Technology (1.4%)

Advanced Micro Devices, Inc. sr. unsec. notes 7 3/4s, 2020			599,000	607,985

Avaya, Inc. company guaranty sr. unsec. notes 10 1/8s, 2015(PIK)			75,000	66,563

Avaya, Inc. company guaranty sr. unsec. notes 9 3/4s, 2015			377,000	333,645

Avaya, Inc. 144A company guaranty sr. notes 7s, 2019			166,000	159,360

Ceridian Corp. company guaranty sr. unsec. notes 12 1/4s, 2015(PIK)			310,000	263,500

Ceridian Corp. sr. unsec. notes 11 1/4s, 2015			718,000	610,300

Eagle Parent Inc. 144A company guaranty sr. unsec. notes 8 5/8s, 2019			275,000	257,125

Fidelity National Information Services, Inc. company guaranty sr. unsec. notes 7 7/8s, 2020			193,000	210,853

Fidelity National Information Services, Inc. company guaranty sr. unsec. notes 7 5/8s, 2017			462,000	502,425

First Data Corp. company guaranty sr. unsec. notes 10.55s, 2015			1,208,603	1,172,345

First Data Corp. company guaranty sr. unsec. sub. notes 11 1/4s, 2016			351,000	312,390

First Data Corp. 144A company guaranty sr. notes 8 7/8s, 2020			175,000	185,500

First Data Corp. 144A company guaranty sr. notes 7 3/8s, 2019			110,000	108,900

First Data Corp. 144A sr. bonds 12 5/8s, 2021			907,000	857,115

Freescale Semiconductor, Inc. company guaranty sr. unsec. notes 10 3/4s, 2020			85,000	89,250

Freescale Semiconductor, Inc. 144A company guaranty sr. notes 10 1/8s, 2018			855,000	940,500

Iron Mountain, Inc. company guaranty sr. unsec. sub. notes 8s, 2020			1,035,000	1,076,400

Iron Mountain, Inc. sr. sub. notes 8 3/8s, 2021			290,000	303,775

NXP BV/NXP Funding, LLC 144A company guaranty sr. notes 9 3/4s, 2018 (Netherlands)			716,000	787,600

Seagate HDD Cayman 144A company guaranty sr. unsec. notes 7 3/4s, 2018 (Cayman Islands)			433,000	452,485

SunGard Data Systems, Inc. company guaranty 10 1/4s, 2015			817,000	847,638

SunGard Data Systems, Inc. 144A sr. unsec. notes 7 5/8s, 2020			344,000	352,600

Syniverse Holdings, Inc. company guaranty sr. unsec. notes 9 1/8s, 2019			431,000	448,240

				10,946,494
Transportation (0.2%)

AMGH Merger Sub, Inc. 144A company guaranty sr. notes 9 1/4s, 2018			466,000	492,795

Swift Services Holdings, Inc. company guaranty sr. notes 10s, 2018			655,000	677,925

Western Express, Inc. 144A sr. notes 12 1/2s, 2015			294,000	176,400

				1,347,120
Utilities and power (1.7%)

AES Corp. (The) sr. unsec. unsub. notes 8s, 2017			1,140,000	1,251,150

AES Corp. (The) 144A sr. notes 7 3/8s, 2021			310,000	331,700

Aguila 3 SA company guaranty sr. notes Ser. REGS, 7 7/8s, 2018 (Luxembourg)		CHF	1,111,000	1,227,694

Calpine Corp. 144A company guaranty sr. notes 7 7/8s, 2020			$380,000	403,750

Calpine Corp. 144A sr. notes 7 1/4s, 2017			995,000	1,034,800

Colorado Interstate Gas Co., LLC debs. 6.85s, 2037 (Canada)			615,000	675,951

Dynegy Holdings, LLC sr. unsec. notes 7 3/4s, 2019			1,160,000	754,000

Edison Mission Energy sr. unsec. notes 7 3/4s, 2016			289,000	221,808

Edison Mission Energy sr. unsec. notes 7 1/2s, 2013			135,000	129,600

Edison Mission Energy sr. unsec. notes 7.2s, 2019			292,000	194,180

Edison Mission Energy sr. unsec. notes 7s, 2017			44,000	30,800

El Paso Corp. sr. unsec. notes 7s, 2017			160,000	179,200

El Paso Natural Gas Co. debs. 8 5/8s, 2022			577,000	749,212

Energy Future Holdings Corp. company guaranty sr. notes 10s, 2020			1,390,000	1,452,550

Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc. sr. notes 10s, 2020			784,000	823,200

Energy Transfer Equity LP company guaranty sr. unsec. notes 7 1/2s, 2020			692,000	747,360

GenOn Energy, Inc. sr. unsec. notes 9 7/8s, 2020			685,000	722,675

GenOn Energy, Inc. sr. unsec. notes 9 1/2s, 2018			105,000	110,775

Ipalco Enterprises, Inc. 144A sr. notes 7 1/4s, 2016			220,000	242,000

NRG Energy, Inc. 144A company guaranty sr. unsec. notes 7 7/8s, 2021			1,375,000	1,388,750

NV Energy, Inc. sr. unsec. notes 6 1/4s, 2020			255,000	274,576

NV Energy, Inc. sr. unsec. unsub. notes 6 3/4s, 2017			120,000	122,703

Tennessee Gas Pipeline Co. sr. unsec. unsub. debs. 7s, 2028			145,000	166,493

Texas Competitive/Texas Competitive Electric Holdings Co., LLC 144A company guaranty sr. notes 11 1/2s, 2020			310,000	266,600

Vattenfall Treasury AB jr. unsec. sub. bonds FRB 5 1/4s, 2049 (Sweden)		EUR	364,000	507,595

				14,009,122

Total corporate bonds and notes (cost $259,694,803)				$259,545,208

MORTGAGE-BACKED SECURITIES (22.1%)(a)
			Principal amount	Value

American Home Mortgage Assets
FRB Ser. 06-6, Class A1A, 0.43472s, 2046			$6,576,243	$2,860,666
FRB Ser. 06-4, Class 1A11, 0.43472s, 2046			6,346,966	2,760,930

American Home Mortgage Investment Trust FRB Ser. 06-2, Class 1A2, 0.40472s, 2046(F)			6,362,445	2,257,557

Banc of America Commercial Mortgage, Inc. 144A
Ser. 01-1, Class J, 6 1/8s, 2036			318,946	239,210
Ser. 01-1, Class K, 6 1/8s, 2036			718,000	171,900
Ser. 07-5, Class XW, IO, 0.421056s, 2051			212,698,482	3,417,214

Banc of America Funding Corp. FRB Ser. 07-B, Class A1, 0.45472s, 2047			3,030,316	1,696,977

Barclays Capital, LLC Trust FRB Ser. 07-AA2, Class 12A1, 0.45472s, 2047			3,526,284	1,551,565

Bear Stearns Adjustable Rate Mortgage Trust FRB Ser. 07-1, Class 2A1, 5.584593s, 2047			2,321,016	1,206,928

Bear Stearns Alt-A Trust FRB Ser. 06-3, Class 35A1, 5.584678s, 2036			6,436,491	3,861,895

Bear Stearns Asset Backed Securities Trust
FRB Ser. 06-IM1, Class A3, 0.52472s, 2036			2,752,029	626,087
FRB Ser. 06-IM1, Class A1, 0.47472s, 2036			2,816,219	1,394,028

Citigroup Mortgage Loan Trust, Inc.
FRB Ser. 07-AR5, Class 1A1A, 5.238459s, 2037			1,213,054	566,442
FRB Ser. 07-AR1, Class A3, 0.46472s, 2037			5,396,609	2,536,406

Citigroup/Deutsche Bank Commercial Mortgage Trust 144A Ser. 07-CD5, Class XS, IO, 0.049002s, 2044			65,008,517	278,471

Cornerstone Titan PLC 144A
FRB Ser. 05-CT1A, Class D, 1.88s, 2014 (United Kingdom)		GBP	868,987	978,071
FRB Ser. 05-CT2A, Class E, 1.789s, 2014 (United Kingdom)		GBP	444,138	535,597

Countrywide Alternative Loan Trust
FRB Ser. 05-84, Class 4A1, 5.71976s, 2036			$10,393,170	6,028,038
FRB Ser. 06-HY11, Class A1, 0.36472s, 2036			3,919,703	1,881,458

Countrywide Home Loans 144A
Ser. 05-R3, Class AS, IO, 5.5866s, 2035			181,120	25,284
FRB Ser. 05-R3, Class AF, 0.64472s, 2035(F)			177,837	144,064

CS First Boston Mortgage Securities Corp. 144A Ser. 02-CP5, Class M, 5 1/4s, 2035			691,000	224,342

Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
FRB Ser. 06-AR1, Class 1A3, 0.57472s, 2036			12,053,299	3,857,056
FRB Ser. 06-AR6, Class A6, 0.43472s, 2037(F)			5,372,292	2,523,735
FRB Ser. 06-AR3, Class A1, 0.43472s, 2036			2,213,533	814,857
FRB Ser. 06-AR6, Class A4, 0.41472s, 2037			1,459,263	806,243
FRB Ser. 06-AR3, Class A5, 0.41472s, 2036			5,270,886	3,202,064

DLJ Commercial Mortgage Corp. Ser. 98-CF2, Class B4, 6.04s, 2031			552,708	530,600

European Prime Real Estate PLC 144A FRB Ser. 1-A, Class D, 1.83544s, 2014 (United Kingdom)		GBP	47,565	45,888
Federal National Mortgage Association Grantor Trust Ser. 00-T6, IO, 0.78045s, 2030			$4,411,006	92,190

Federal Home Loan Mortgage Corp.
IFB Ser. 3182, Class SP, 27.62668s, 2032			566,704	897,716
IFB Ser. 3408, Class EK, 24.81397s, 2037			392,626	564,713
IFB Ser. 2979, Class AS, 23.381123s, 2034			211,784	290,483
IFB Ser. 3072, Class SM, 22.904454s, 2035			621,031	947,631
IFB Ser. 3072, Class SB, 22.757789s, 2035			556,267	845,081
IFB Ser. 3031, Class BS, 16.116674s, 2035			835,337	1,179,282
IFB Ser. 3727, Class PS, IO, 6.45667s, 2038			6,960,392	928,516
IFB Ser. 3287, Class SE, IO, 6.45667s, 2037			2,891,067	385,206
IFB Ser. 3677, Class SA, IO, 6.30667s, 2040			20,515,032	2,463,240
IFB Ser. 3485, Class SI, IO, 6.30667s, 2036			753,278	109,376
IFB Ser. 3852, Class TB, 5.75667s, 2041			3,185,043	3,276,613
IFB Ser. 3768, Class PS, IO, 5.75667s, 2036			14,633,438	1,966,734
Ser. 3645, Class ID, IO, 5s, 2040			2,702,985	300,248
Ser. 3653, Class KI, IO, 5s, 2038			5,936,839	619,806
Ser. 3632, Class CI, IO, 5s, 2038			3,077,354	331,923
Ser. 3626, Class DI, IO, 5s, 2037			2,128,687	122,910
Ser. 3740, Class IP, IO, 5s, 2037			12,789,862	1,480,554
Ser. 3623, Class CI, IO, 5s, 2036(F)			1,937,431	209,017
Ser. 3747, Class HI, IO, 4 1/2s, 2037			1,455,606	176,274
Ser. 3738, Class MI, IO, 4s, 2034			15,361,106	1,634,422
Ser. 3736, Class QI, IO, 4s, 2034			18,557,207	2,040,568
Ser. 3751, Class MI, IO, 4s, 2034			20,470,373	1,510,509
Ser. 3740, Class KI, IO, 4s, 2033			9,868,247	690,777
Ser. 3707, Class HI, IO, 4s, 2023			2,708,812	113,960
Ser. 3707, Class KI, IO, 4s, 2023			4,641,406	135,854
Ser. T-57, Class 1AX, IO, 0.43s, 2043			2,438,411	34,138
Ser. 3124, Class DO, PO, zero %, 2036			44,421	34,000
FRB Ser. 3072, Class TJ, zero %, 2035			1,719	1,701
FRB Ser. 3326, Class WF, zero %, 2035			28,484	28,569
FRB Ser. 3030, Class EF, zero %, 2035			38,010	34,209
FRB Ser. 3412, Class UF, zero %, 2035			12,213	12,093
FRB Ser. 3007, Class LU, zero %, 2035			19,019	15,215

Federal National Mortgage Association
IFB Ser. 06-62, Class PS, 38.43168s, 2036			780,878	1,414,872
IFB Ser. 07-53, Class SP, 23.30269s, 2037			543,190	760,846
IFB Ser. 08-24, Class SP, 22.38602s, 2038			471,388	742,256
IFB Ser. 05-75, Class GS, 19.51584s, 2035			598,847	836,410
IFB Ser. 05-83, Class QP, 16.75772s, 2034			604,616	806,014
IFB Ser. 11-111, Class DS, IO, 6.4s, 2038			5,338,000	991,694
IFB Ser. 10-135, Class SP, IO, 6.35528s, 2040			7,737,106	1,425,345
IFB Ser. 11-51, Class SJ, IO, 6.30528s, 2041			8,414,121	1,354,589
IFB Ser. 11-111, Class SD, IO, 6 1/4s, 2041			5,780,000	1,196,633
IFB Ser. 404, Class S13, IO, 6.15528s, 2040			14,585,190	2,020,343
IFB Ser. 10-35, Class SG, IO, 6.15528s, 2040			11,603,565	2,083,536
IFB Ser. 11-101, Class BS, IO, 5.80528s, 2039			6,617,318	1,060,756
IFB Ser. 10-124, Class SJ, IO, 5.80528s, 2038			13,971,715	2,111,126
IFB Ser. 11-51, Class SM, IO, 5.60528s, 2041			14,336,890	1,911,251
IFB Ser. 10-46, Class WS, IO, 5.50528s, 2040			11,437,665	1,299,204
Ser. 374, Class 6, IO, 5 1/2s, 2036			2,447,055	323,011
Ser. 10-21, Class IP, IO, 5s, 2039(F)			5,617,983	796,356
Ser. 10-92, Class CI, IO, 5s, 2039(F)			3,206,734	426,745
Ser. 398, Class C5, IO, 5s, 2039			2,219,657	288,555
Ser. 10-13, Class EI, IO, 5s, 2038			1,469,750	123,165
Ser. 378, Class 19, IO, 5s, 2035(F)			6,475,333	835,412
Ser. 366, Class 22, IO, 4 1/2s, 2035			2,214,067	185,295
Ser. 406, Class 2, IO, 4s, 2041			8,791,508	1,274,769
Ser. 406, Class 1, IO, 4s, 2041			5,521,104	800,560
Ser. 03-W10, Class 1, IO, 1.45698s, 2043			1,085,630	48,853
Ser. 99-51, Class N, PO, zero %, 2029			66,318	61,516
FRB Ser. 05-45, Class FG, zero %, 2035			86,020	85,805
IFB Ser. 06-48, Class FG, zero %, 2036			25,726	24,057

FFCA Secured Lending Corp. 144A Ser. 00-1, Class X, IO, 1.089683s, 2020			5,456,804	141,877

First Union Commercial Mortgage Trust 144A Ser. 99-C1, Class G, 5.35s, 2035			891,000	431,619

GMAC Commercial Mortgage Securities, Inc. 144A Ser. 99-C3, Class G, 6.974s, 2036			129,840	111,831

Government National Mortgage Association
IFB Ser. 11-56, Class SG, 6.82734s, 2041			3,742,669	4,014,386
IFB Ser. 11-56, Class MS, 6.82581s, 2041			6,712,002	7,170,298
IFB Ser. 10-142, Class SA, IO, 6.45528s, 2039			7,075,431	1,054,681
IFB Ser. 10-151, Class SL, IO, 6.45528s, 2039			3,670,048	694,446
IFB Ser. 11-37, Class SB, IO, 6.45528s, 2038			9,482,886	1,528,053
IFB Ser. 10-85, Class AS, IO, 6.40528s, 2039			6,932,027	1,148,117
IFB Ser. 11-37, Class SD, IO, 6.40528s, 2038			12,200,473	1,946,158
IFB Ser. 10-163, Class SI, IO, 6.38608s, 2037			9,699,556	1,615,102
IFB Ser. 10-98, Class QS, IO, 6.35528s, 2040			7,260,704	1,236,091
IFB Ser. 10-47, Class HS, IO, 6.35528s, 2039			4,021,635	715,730
IFB Ser. 10-157, Class SN, IO, 6.30667s, 2038			6,921,330	1,130,945
IFB Ser. 11-3, Class SG, IO, 6.30528s, 2041			7,039,256	1,368,713
IFB Ser. 10-88, Class SA, IO, 6.30528s, 2040			7,390,478	1,267,024
IFB Ser. 10-62, Class PS, IO, 6.25528s, 2040			5,405,931	934,848
IFB Ser. 11-79, Class AS, IO, 5.86528s, 2037			8,128,731	992,518
IFB Ser. 10-113, Class DS, IO, 5.85528s, 2039			5,611,913	862,046
IFB Ser. 10-115, Class SN, IO, 5.85528s, 2038			3,532,930	556,684
IFB Ser. 10-115, Class AS, IO, 5.80528s, 2040			5,074,710	875,641
IFB Ser. 10-116, Class SL, IO, 5.80528s, 2039			3,578,182	615,233
IFB Ser. 10-168, Class SL, IO, 5.75528s, 2040			4,442,569	735,912
IFB Ser. 10-121, Class SE, IO, 5.75528s, 2040			6,209,322	942,886
IFB Ser. 11-70, Class SM, IO, 5.64667s, 2041			5,451,000	1,492,920
IFB Ser. 11-70, Class SH, IO, 5.64667s, 2041			5,599,000	1,537,373
Ser. 11-116, Class IB, IO, 5s, 2040			11,909,368	1,324,798
Ser. 11-81, Class MI, IO, 5s, 2040			2,936,484	515,617
IFB Ser. 11-12, Class IB, IO, 4.56056s, 2040			4,450,454	632,410
Ser. 11-140, Class BI, IO, 4 1/2s, 2040			4,239,000	584,897
Ser. 10-168, Class PI, IO, 4 1/2s, 2039			4,196,342	651,734
Ser. 10-158, Class IP, IO, 4 1/2s, 2039			11,901,859	1,935,837
Ser. 11-70, PO, zero %, 2041			12,438,328	9,824,413
Ser. 06-36, Class OD, PO, zero %, 2036			31,061	29,310

GS Mortgage Securities Corp. II 144A Ser. 05-GG4, Class XC, IO, 0.318441s, 2039(F)			152,045,099	2,389,518

IndyMac Indx Mortgage Loan Trust
FRB Ser. 06-AR25, Class 3A1, 2.92072s, 2036			1,989,203	815,573
FRB Ser. 06-AR39, Class A1, 0.42472s, 2037			8,417,106	3,913,954
FRB Ser. 06-AR35, Class 2A1A, 0.41472s, 2037			3,057,864	1,486,226
FRB Ser. 06-AR15, Class A1, 0.36472s, 2036			3,074,207	1,352,651

JPMorgan Alternative Loan Trust
FRB Ser. 07-A2, Class 12A1, 0.44472s, 2037			4,304,415	1,635,678
FRB Ser. 06-A7, Class 1A1, 0.40472s, 2036			2,349,079	1,127,558
FRB Ser. 06-A6, Class 1A1, 0.40472s, 2036			1,763,719	942,461
FRB Ser. 07-A1, Class 1A1A, 0.38472s, 2037			1,734,098	598,264

JPMorgan Chase Commercial Mortgage Securities Corp. 144A Ser. 07-CB20, Class X1, IO, 0.150035s, 2051			125,901,411	1,250,705

LB Commercial Conduit Mortgage Trust 144A
Ser. 99-C1, Class G, 6.41s, 2031			492,082	435,493
Ser. 98-C4, Class J, 5.6s, 2035			965,000	981,598

LB-UBS Commercial Mortgage Trust 144A Ser. 02-C2, Class K, 6.529s, 2035(F)			1,440,000	1,440,174

Lehman XS Trust FRB Ser. 07-8H, Class A1, 0.37472s, 2037			1,641,004	705,632

Merrill Lynch Mortgage Investors, Inc. Ser. 96-C2, Class JS, IO, 2.40655s, 2028			953,604	27,416

Mezz Cap Commercial Mortgage Trust 144A
Ser. 04-C1, Class X, IO, 8.199434s, 2037			1,032,453	61,947
Ser. 07-C5, Class X, IO, 4.753334s, 2049			4,296,348	311,485

Morgan Stanley Capital I 144A FRB Ser. 04-RR, Class F7, 6s, 2039			3,360,000	2,755,200

Mortgage Capital Funding, Inc. Ser. 97-MC2, Class X, IO, 1.731347s, 2012			2,343	3

PNC Mortgage Acceptance Corp. 144A Ser. 00-C1, Class J, 6 5/8s, 2033			285,000	11,400

STRIPS 144A Ser. 03-1A, Class N, 5s, 2018			376,000	376,000

Structured Adjustable Rate Mortgage Loan Trust FRB Ser. 07-4, Class 1A1, 0.48472s, 2037(F)			1,816,482	726,235

Structured Asset Securities Corp.
IFB Ser. 07-4, Class 1A3, IO, 6.022917s, 2045			7,570,096	1,059,813
Ser. 07-4, Class 1A4, IO, 1s, 2045			10,433,317	423,593

Structured Asset Securities Corp. 144A
Ser. 05-RF1, Class A, IO, 5.44198s, 2035			1,697,504	232,388
Ser. 05-RF3, Class 1A, IO, 5.267449s, 2035			1,493,364	223,109
FRB Ser. 05-RF3, Class 1A, 0.59472s, 2035(F)			1,493,364	1,045,284
FRB Ser. 05-RF1, Class A, 0.59472s, 2035(F)			1,697,504	1,188,074

Wachovia Bank Commercial Mortgage Trust Ser. 07-C34, IO, 0.378367s, 2046			34,107,203	540,599

Wachovia Mortgage Loan Trust, LLC FRB Ser. 06-AMN1, Class A2, 0.39472s, 2036			3,685,433	1,418,892

Washington Mutual Mortgage Pass-Through Certificates
FRB Ser. 07-0C2, Class A3, 0.55472s, 2037			2,213,260	1,040,232
FRB Ser. 07-0C2, Class A1, 0.34472s, 2037			6,379,515	3,062,167

Total mortgage-backed securities (cost $187,331,652)				$179,985,545

ASSET-BACKED SECURITIES (10.1%)(a)
			Principal amount	Value

Ace Securities Corp. FRB Ser. 06-HE3, Class A2C, 0.39472s, 2036			$271,000	$113,338

Bear Stearns Asset Backed Securities, Inc. FRB Ser. 04-FR3, Class M6, 5.11972s, 2034			80,602	24,483

Bombardier Capital Mortgage Securitization Corp. Ser. 00-A, Class A4, 8.29s, 2030			1,429,471	843,388

Citigroup Mortgage Loan Trust, Inc. FRB Ser. 07-OPX1, Class A1A, 0.31472s, 2037			898,346	314,421

Conseco Finance Securitizations Corp.
Ser. 00-1, Class A5, 8.06s, 2031			1,517,250	1,027,937
Ser. 00-4, Class A5, 7.97s, 2032			303,533	201,091
Ser. 02-1, Class M1F, 7.954s, 2033			1,584,000	1,784,400
FRB Ser. 02-1, Class M1A, 2.28944s, 2033			4,468,000	3,890,892
FRB Ser. 01-4, Class M1, 1.98944s, 2033			573,000	312,296

Countrywide Asset Backed Certificates
FRB Ser. 06-6, Class 2A3, 0.52472s, 2036			9,381,000	2,720,490
FRB Ser. 07-3, Class 2A2, 0.41472s, 2047			2,977,000	2,102,753
FRB Ser. 07-8, Class 2A2, 0.37472s, 2037(F)			4,125,000	3,195,302
FRB Ser. 06-25, Class 2A2, 0.36472s, 2047			1,808,904	1,582,791
FRB Ser. 07-1, Class 2A2, 0.34472s, 2037(F)			2,985,000	2,506,166

Crest, Ltd. 144A Ser. 03-2A, Class E2, 8s, 2038			925,220	37,009

First Franklin Mortgage Loan Asset Backed Certificates FRB Ser. 06-FF11, Class 2A3, 0.39472s, 2036			2,540,000	1,257,300

Granite Mortgages PLC
FRB Ser. 03-2, Class 2C1, 4.13s, 2043		EUR	2,002,000	1,814,460
FRB Ser. 03-2, Class 3C, 3.52s, 2043		GBP	746,898	786,614

Green Tree Financial Corp.
Ser. 94-6, Class B2, 9s, 2020			$1,682,107	941,980
Ser. 94-4, Class B2, 8.6s, 2019			613,316	305,312
Ser. 93-1, Class B, 8.45s, 2018			283,892	212,544
Ser. 96-6, Class M1, 7.95s, 2027			1,075,000	1,096,500
Ser. 97-6, Class M1, 7.21s, 2029			1,842,000	1,577,350
Ser. 95-F, Class B2, 7.1s, 2021			16,263	15,780
Ser. 98-2, Class A6, 6.81s, 2028			478,910	510,993
Ser. 99-2, Class A7, 6.44s, 2030			201,595	213,132

Greenpoint Manufactured Housing Ser. 00-3, Class IA, 8.45s, 2031			2,540,401	2,368,924

GSAA Home Equity Trust
FRB Ser. 06-3, Class A3, 0.54472s, 2036(F)			5,724,620	2,703,552
FRB Ser. 05-15, Class 2A2, 0.49472s, 2036			2,844,211	1,652,054
FRB Ser. 05-14, Class 2A2, 0.49472s, 2035			7,952,973	3,658,368
FRB Ser. 05-11, Class 3A4, 0.49472s, 2035			2,792,319	2,094,239
FRB Ser. 06-19, Class A3A, 0.48472s, 2036			1,037,036	396,666
FRB Ser. 07-3, Class A4A, 0.46472s, 2047			3,625,241	1,576,980
FRB Ser. 06-1, Class A2, 0.46472s, 2036			2,628,925	1,038,426
FRB Ser. 07-4, Class A2, 0.44472s, 2037			1,872,495	739,636
FRB Ser. 06-8, Class 2A2, 0.42472s, 2036			19,690,587	7,088,611
FRB Ser. 06-11, Class 2A2, 0.40472s, 2036			5,171,524	2,016,894
FRB Ser. 06-12, Class A2A, 0.39472s, 2036			2,215,746	908,456
FRB Ser. 06-19, Class A1, 0.33472s, 2036			3,403,807	1,327,485
FRB Ser. 06-16, Class A1, 0.30472s, 2036			3,712,272	1,484,909
FRB Ser. 06-8, Class 2A1, 0.30472s, 2036			3,858,602	1,350,511
FRB Ser. 06-12, Class A1, 0.29472s, 2036			4,247,125	1,796,534
FRB Ser. 07-3, Class 2A1A, 0.19069s, 2047			2,656,038	1,115,536

Guggenheim Structured Real Estate Funding, Ltd. 144A FRB Ser. 05-2A, Class E, 2.24472s, 2030			768,901	23,067

Lehman XS Trust FRB Ser. 05-6, Class 1A4, 0.62472s, 2035			2,700,000	877,500

Long Beach Mortgage Loan Trust FRB Ser. 06-5, Class 2A3, 0.39472s, 2036			4,368,809	1,507,239

Merrill Lynch First Franklin Mortgage Loan Asset Backed Certificates FRB Ser. 07-1, Class A2B, 0.41472s, 2037			2,400,929	1,056,409

Mid-State Trust Ser. 11, Class B, 8.221s, 2038			187,697	186,766

Morgan Stanley Capital, Inc. FRB Ser. 04-HE8, Class B3, 3.44472s, 2034			100,947	24,028

Novastar Home Equity Loan
FRB Ser. 06-1, Class A2C, 0.40472s, 2036			212,093	84,951
FRB Ser. 06-2, Class A2C, 0.39472s, 2036			298,000	156,615

Oakwood Mortgage Investors, Inc.
Ser. 00-A, Class A3, 7.945s, 2022			41,915	32,707
Ser. 99-D, Class A1, 7.84s, 2029			1,312,537	1,143,548
Ser. 95-B, Class B1, 7.55s, 2021			254,013	191,489
Ser. 00-D, Class A4, 7.4s, 2030			3,139,228	1,922,777
Ser. 02-A, Class A4, 6.97s, 2032			88,153	79,888
Ser. 01-D, Class A4, 6.93s, 2031			1,058,543	775,383
Ser. 01-E, Class A4, 6.81s, 2031			1,960,730	1,561,231
Ser. 99-B, Class A3, 6.45s, 2017			287,950	259,515
Ser. 01-C, Class A2, 5.92s, 2017			1,798,795	845,434
Ser. 02-A, Class A2, 5.01s, 2020			356,683	340,388

Oakwood Mortgage Investors, Inc. 144A Ser. 01-B, Class A4, 7.21s, 2030			326,225	301,351

Residential Asset Mortgage Products, Inc. FRB Ser. 07-RZ1, Class A2, 0.40472s, 2037			278,802	163,025

Residential Asset Securities Corp. Ser. 01-KS3, Class AII, 0.705s, 2031			2,299,081	1,728,100

SG Mortgage Securities Trust FRB Ser. 06-OPT2, Class A3D, 0.45472s, 2036			2,389,000	699,160

Structured Asset Securities Corp. FRB Ser. 06-BC2, Class A3, 0.39472s, 2036(F)			8,966,310	4,718,521

TIAA Real Estate CDO, Ltd. Ser. 03-1A, Class E, 8s, 2038			980,343	117,641

TIAA Real Estate CDO, Ltd. 144A Ser. 02-1A, Class IV, 6.84s, 2037			756,000	378,000

Total asset-backed securities (cost $99,536,326)				$81,881,236

FOREIGN GOVERNMENT BONDS AND NOTES (9.4%)(a)
			Principal amount/units	Value

Argentina (Republic of) sr. unsec. bonds 7s, 2017			$1,665,000	$1,365,300

Argentina (Republic of) sr. unsec. bonds Ser. VII, 7s, 2013			1,136,000	1,100,875

Argentina (Republic of) sr. unsec. bonds FRB 0.639875s, 2013			3,113,000	732,956

Argentina (Republic of) sr. unsec. unsub. bonds 7s, 2015			13,260,000	11,936,254

Argentina (Republic of) sr. unsec. unsub. bonds Ser. $ V, 10 1/2s, 2012		ARS	4,110,000	973,232

Argentina (Republic of) sr. unsec. unsub. bonds FRB 0.439s, 2012			$43,339,000	5,117,469

Argentina (Republic of) sr. unsec. unsub. notes Ser. NY, 8.28s, 2033			2,792,630	2,220,141

Brazil (Federal Republic of) unsec. notes 10s, 2017		BRL	3,500	1,992,604

Brazil (Federal Republic of) unsub. notes 10s, 2014		BRL	2,365	1,398,482

Chile (Republic of) notes 5 1/2s, 2020		CLP	397,500,000	850,291

Colombia (Republic of) bonds 6 1/8s, 2041			$1,000,000	1,192,500

Colombia (Republic of) unsec. unsub. bonds 4 3/8s, 2021			700,000	731,500

Croatia (Republic of) 144A sr. unsec. unsub. notes 6 3/8s, 2021			620,000	606,066

Ghana (Republic of) 144A unsec. notes 8 1/2s, 2017			1,590,000	1,747,601

Hungary (Republic of) sr. unsec. unsub. notes 7 5/8s, 2041			470,000	458,301

Hungary (Republic of) sr. unsec. unsub. notes 6 3/8s, 2021			210,000	202,650

Indonesia (Republic of) 144A sr. unsec. notes 11 5/8s, 2019			1,305,000	1,956,051

Indonesia (Republic of) 144A sr. unsec. unsub. bonds 7 3/4s, 2038			920,000	1,246,600

Indonesia (Republic of) 144A sr. unsec. unsub. bonds 6 7/8s, 2018			750,000	885,000

Indonesia (Republic of) 144A sr. unsec. unsub. bonds 6 3/4s, 2014			460,000	501,855

Indonesia (Republic of) 144A sr. unsec. unsub. bonds 6 5/8s, 2037			1,555,000	1,940,313

Iraq (Republic of) 144A bonds 5.8s, 2028			1,275,000	1,081,200

United Mexican States sr. unsec. notes 5 3/4s, 2110			1,120,000	1,137,920

Peru (Republic of) bonds 6.95s, 2031		PEN	5,885,000	2,339,042

Philippines (Republic of) sr. unsec. unsub. bonds 6 1/2s, 2020			$1,350,000	1,603,125

Philippines (Republic of) sr. unsec. unsub. bonds 6 3/8s, 2034			1,800,000	2,180,826

Russia (Federation of) sr. unsec. unsub. bonds 7 1/2s, 2030			55,945	67,476

Russia (Federation of) 144A unsec. unsub. bonds 7 1/2s, 2030			4,686,605	5,652,607

South Africa (Republic of) sr. unsec. unsub. notes 6 7/8s, 2019			950,000	1,148,313

Sri Lanka (Republic of) 144A notes 7.4s, 2015			440,000	473,906

Turkey (Republic of) bonds 16s, 2012		TRY	385,000	222,050

Turkey (Republic of) sr. unsec. notes 7 1/2s, 2019			$815,000	974,202

Turkey (Republic of) sr. unsec. notes 7 1/2s, 2017			4,335,000	5,090,244

Ukraine (Government of ) Financing of Infrastructural Projects State Enterprise 144A govt. guaranty notes 8 3/8s, 2017			425,000	391,000

Ukraine (Government of) sr. unsec. bonds 6.385s, 2012			1,900,000	1,879,993

Ukraine (Government of) 144A bonds 7 3/4s, 2020			2,560,000	2,451,200

Ukraine (Government of) 144A sr. unsec. notes 7.95s, 2021			2,030,000	1,986,781

Ukraine (Government of) 144A sr. unsec. unsub. notes 7.65s, 2013			3,365,000	3,314,525

Venezuela (Republic of) bonds 8 1/2s, 2014			310,000	288,359

Venezuela (Republic of) sr. unsec. bonds 9 1/4s, 2027			300,000	216,750

Venezuela (Republic of) unsec. notes 10 3/4s, 2013			2,510,000	2,508,243

Venezuela (Republic of) 144A unsec. bonds 13 5/8s, 2018			2,215,000	2,176,880

Total foreign government bonds and notes (cost $70,747,683)				$76,340,683

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (9.3%)(a)
			Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (0.3%)

Government National Mortgage Association Pass-Through Certificates 6 1/2s, November 20, 2038			$1,863,324	$2,092,891

				2,092,891
U.S. Government Agency Mortgage Obligations (9.0%)

Federal Home Loan Mortgage Corporation Pass-Through Certificates 3 1/2s, January 1, 2041			649,895	660,430

Federal National Mortgage Association Pass-Through Certificates
6 1/2s, April 1, 2016			10,129	10,773
4 1/2s, TBA, November 1, 2041			52,000,000	54,990,000
4s, TBA, November 1, 2041			11,000,000	11,435,703
3 1/2s, December 1, 2040			442,793	450,853
3 1/2s, TBA, November 1, 2041			6,000,000	6,100,781

				73,648,540

Total U.S. government and agency mortgage obligations (cost $75,536,732)				$75,741,431

PURCHASED OPTIONS OUTSTANDING (7.0%)(a)
	Expiration date/		Contract
	strike price		amount	Value

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 3.49% versus the three month USD-LIBOR-BBA maturing September 2026.	Sep-16/3.49		$1,774,702	$137,699

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 3.49% versus the three month USD-LIBOR-BBA maturing September 2026.	Sep-16/3.49		1,774,702	121,904

Option on an interest rate swap with Barclay's Bank PLC for the right to receive a fixed rate of 3.37% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/3.37		33,939,791	2,841,439

Option on an interest rate swap with Barclay's Bank PLC for the right to pay a fixed rate of 3.37% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/3.37		33,939,791	422,550

Option on an interest rate swap with Barclay's Bank PLC for the right to receive a fixed rate of 3.52% versus the three month USD-LIBOR-BBA maturing August 2022.	Jul-12/3.52		28,283,159	2,682,940

Option on an interest rate swap with Barclay's Bank PLC for the right to receive a fixed rate of 3.36% versus the three month USD-LIBOR-BBA maturing August 2022.	Jul-12/3.36		28,283,159	2,348,916

Option on an interest rate swap with Barclay's Bank PLC for the right to pay a fixed rate of 3.36% versus the three month USD-LIBOR-BBA maturing August 2022.	Jul-12/3.36		28,283,159	353,822

Option on an interest rate swap with Barclay's Bank PLC for the right to pay a fixed rate of 3.52% versus the three month USD-LIBOR-BBA maturing August 2022.	Jul-12/3.52		28,283,159	281,700

Option on an interest rate swap with Barclay's Bank PLC for the right to receive a fixed rate of 3.51% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.51		11,313,264	1,064,578

Option on an interest rate swap with Barclay's Bank PLC for the right to pay a fixed rate of 3.51% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.51		11,313,264	112,341

Option on an interest rate swap with Barclay's Bank PLC for the right to receive a fixed rate of 3.5375% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.5375		28,283,159	2,725,082

Option on an interest rate swap with Barclay's Bank PLC for the right to pay a fixed rate of 3.5375% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.5375		28,283,159	267,276

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.1825% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/2.1825		5,814,000	109,071

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to receive a fixed rate of 3.54% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.54		15,899,614	1,536,221

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to pay a fixed rate of 3.54% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.54		15,899,614	148,184

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to receive a fixed rate of 3.49% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.49		28,466,127	2,641,657

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to pay a fixed rate of 3.49% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.49		28,466,127	282,099

Option on an interest rate swap with Citibank, N.A. for the right to receive a fixed rate of 2.1075% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/2.1075		28,188,000	452,981

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 2.1075% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/2.1075		28,188,000	452,981

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.11875% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/2.11875		28,188,000	462,001

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.35% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/2.35		5,814,000	131,745

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 1.998% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/1.998		28,010,000	291,584

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 1.998% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/1.998		28,010,000	291,584

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 1.9275% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/1.9275		28,010,000	246,488

Option on an interest rate swap with Barclay's Bank PLC for the right to receive a fixed rate of 1.9275% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/1.9275		28,010,000	246,488

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to receive a fixed rate of 1.9275% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/1.9275		28,010,000	246,488

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 1.9275% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/1.9275		28,010,000	246,488

Option on an interest rate swap with Citibank, N.A. for the right to receive a fixed rate of 1.9275% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/1.9275		28,010,000	246,488

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 1.9275% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/1.9275		28,010,000	246,488

Option on an interest rate swap with Barclay's Bank PLC for the right to receive a fixed rate of 1.765% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/1.765		13,964,000	79,455

Option on an interest rate swap with Barclay's Bank PLC for the right to receive a fixed rate of 2.015% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/2.015		5,585,000	59,033

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.075% versus the three month USD-LIBOR-BBA maturing March 2022.	Mar-12/2.075		21,946,000	1,024,439

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.075% versus the three month USD-LIBOR-BBA maturing March 2022.	Mar-12/2.075		21,946,000	255,890

Option on an interest rate swap with Barclay's Bank PLC for the right to pay a fixed rate of 0.52% versus the three month USD-LIBOR-BBA maturing March 2014.	Mar-12/0.52		63,127,000	223,470

Option on an interest rate swap with Barclay's Bank PLC for the right to receive a fixed rate of 0.52% versus the three month USD-LIBOR-BBA maturing March 2014.	Mar-12/0.52		63,127,000	81,434

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 1.86% versus the three month USD-LIBOR-BBA maturing March 2017.	Mar-12/1.86		24,567,019	563,813

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 1.86% versus the three month USD-LIBOR-BBA maturing March 2017.	Mar-12/1.86		24,567,019	110,552

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.0525% versus the three month USD-LIBOR-BBA maturing February 2022.	Feb-12/2.0525		21,946,000	975,061

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.0525% versus the three month USD-LIBOR-BBA maturing February 2022.	Feb-12/2.0525		21,946,000	213,974

Option on an interest rate swap with Bank of America, N.A. for the right to receive a fixed rate of 1.81% versus the three month USD-LIBOR-BBA maturing February 2017.	Feb-12/1.81		33,906,055	724,911

Option on an interest rate swap with Bank of America, N.A. for the right to pay a fixed rate of 1.81% versus the three month USD-LIBOR-BBA maturing February 2017.	Feb-12/1.81		33,906,055	117,654

Option on an interest rate swap with Deutsche Bank AG for the right to pay a fixed rate of 0.555% versus the three month USD-LIBOR-BBA maturing February 2014.	Feb-12/0.555		52,840,756	131,045

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 0.555% versus the three month USD-LIBOR-BBA maturing February 2014.	Feb-12/0.555		52,840,756	72,392

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.27% versus the three month USD-LIBOR-BBA maturing January 2022.	Jan-12/2.27		5,814,000	88,373

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.03% versus the three month USD-LIBOR-BBA maturing January 2022.	Jan-12/2.03		21,946,000	918,440

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.03% versus the three month USD-LIBOR-BBA maturing January 2022.	Jan-12/2.03		21,946,000	163,937

Option on an interest rate swap with UBS AG for the right to pay a fixed rate of 1.722% versus the six month CHF-LIBOR-BBA maturing January 2014.	Jan-12/1.722	CHF	36,660,000	28,650

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to receive a fixed rate of 1.953% versus the three month USD-LIBOR-BBA maturing January 2022.	Jan-12/1.953		$28,188,000	146,014

Option on an interest rate swap with Citibank, N.A. for the right to receive a fixed rate of 1.9475% versus the three month USD-LIBOR-BBA maturing January 2022.	Jan-12/1.9475		28,188,000	142,913

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 1.96325% versus the three month USD-LIBOR-BBA maturing January 2022.	Jan-12/1.96325		28,188,000	149,396

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 3.60% versus the three month USD-LIBOR-BBA maturing January 2042.	Jan-12/3.60		19,720,121	2,602,267

Option on an interest rate swap with Deutsche Bank AG for the right to pay a fixed rate of 0.545% versus the three month USD-LIBOR-BBA maturing January 2014.	Jan-12/0.545		52,840,756	108,218

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 0.545% versus the three month USD-LIBOR-BBA maturing January 2014.	Jan-12/0.545		52,840,756	53,369

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 4.60% versus the three month USD-LIBOR-BBA maturing January 2042.	Jan-12/4.60		19,720,121	2,958

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 0.61% versus the three month USD-LIBOR-BBA maturing January 2014.	Dec-11/0.61		31,563,000	51,763

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 0.61% versus the three month USD-LIBOR-BBA maturing January 2014.	Dec-11/0.61		31,563,000	46,082

Option on an interest rate swap with Barclay's Bank PLC for the right to receive a fixed rate of 0.6075% versus the three month USD-LIBOR-BBA maturing January 2014.	Dec-11/0.6075		31,305,000	50,088

Option on an interest rate swap with Barclay's Bank PLC for the right to pay a fixed rate of 0.6075% versus the three month USD-LIBOR-BBA maturing January 2014.	Dec-11/0.6075		31,305,000	45,517

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.01% versus the three month USD-LIBOR-BBA maturing December 2021.	Dec-11/2.01		21,946,000	849,969

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.01% versus the three month USD-LIBOR-BBA maturing December 2021.	Dec-11/2.01		21,946,000	102,927

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 0.476% versus the three month USD-LIBOR-BBA maturing December 2013.	Dec-11/0.476		63,127,000	167,287

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 0.476% versus the three month USD-LIBOR-BBA maturing December 2013.	Dec-11/0.476		63,127,000	24,620

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 0.53% versus the three month USD-LIBOR-BBA maturing December 2013.	Dec-11/0.53		63,127,000	125,118

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 0.53% versus the three month USD-LIBOR-BBA maturing December 2013.	Dec-11/0.53		63,127,000	46,083

Option on an interest rate swap with Bank of America, N.A. for the right to pay a fixed rate of 2.355% versus the three month USD-LIBOR-BBA maturing December 2021.	Dec-11/2.355		23,799,000	404,583

Option on an interest rate swap with Bank of America, N.A. for the right to receive a fixed rate of 2.355% versus the three month USD-LIBOR-BBA maturing December 2021.	Dec-11/2.355		23,799,000	360,555

Option on an interest rate swap with Barclay's Bank PLC for the right to pay a fixed rate of 1.3525% versus the three month USD-LIBOR-BBA maturing December 2016.	Dec-11/1.3525		23,799,000	159,929

Option on an interest rate swap with Barclay's Bank PLC for the right to receive a fixed rate of 1.3525% versus the three month USD-LIBOR-BBA maturing December 2016.	Dec-11/1.3525		23,799,000	136,130

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 0.745% versus the three month USD-LIBOR-BBA maturing December 2014.	Dec-11/0.745		46,957,000	128,756

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 0.745% versus the three month USD-LIBOR-BBA maturing December 2014.	Dec-11/0.745		46,957,000	98,140

Option on an interest rate swap with Barclay's Bank PLC for the right to receive a fixed rate of 4.12% versus the three month USD-LIBOR-BBA maturing December 2041.	Dec-11/4.12		17,317,395	3,986,118

Option on an interest rate swap with Barclay's Bank PLC for the right to pay a fixed rate of 4.12% versus the three month USD-LIBOR-BBA maturing December 2041.	Dec-11/4.12		17,317,395	7,446

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.99% versus the three month USD-LIBOR-BBA maturing December 2041.	Dec-11/2.99		45,247,117	1,783,641

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.99% versus the three month USD-LIBOR-BBA maturing December 2041.	Dec-11/2.99		45,247,117	1,735,679

Option on an interest rate swap with Citibank, N.A. for the right to receive a fixed rate of 4.1175% versus the three month USD-LIBOR-BBA maturing December 2041.	Dec-11/4.1175		10,999,227	2,531,142

Option on an interest rate swap with Citibank, N.A. for the right to pay a fixed rate of 4.1175% versus the three month USD-LIBOR-BBA maturing December 2041.	Dec-11/4.1175		10,999,227	2,530

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 4.11% versus the three month USD-LIBOR-BBA maturing December 2041.	Dec-11/4.11		10,199,433	2,332,406

Option on an interest rate swap with Credit Suisse International for the right to pay a fixed rate of 4.11% versus the three month USD-LIBOR-BBA maturing December 2041.	Dec-11/4.11		10,199,433	2,142

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 3.855% versus the three month USD-LIBOR-BBA maturing December 2041.	Dec-11/3.855		14,911,957	2,649,557

Option on an interest rate swap with Deutsche Bank AG for the right to pay a fixed rate of 4.355% versus the three month USD-LIBOR-BBA maturing December 2041.	Dec-11/4.355		14,911,957	298

Option on an interest rate swap with Bank of America, N.A. for the right to pay a fixed rate of 0.5325% versus the three month USD-LIBOR-BBA maturing December 2013.	Dec-11/0.5325		52,840,756	84,281

Option on an interest rate swap with Bank of America, N.A. for the right to receive a fixed rate of 0.5325% versus the three month USD-LIBOR-BBA maturing December 2013.	Dec-11/0.5325		52,840,756	28,534

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.31% versus the three month USD-LIBOR-BBA maturing November 2016.	Nov-11/2.31		23,674,688	1,111,527

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.31% versus the three month USD-LIBOR-BBA maturing November 2016.	Nov-11/2.31		23,674,688	237

Option on an interest rate swap with Barclay's Bank PLC for the right to receive a fixed rate of 3.21% versus the three month USD-LIBOR-BBA maturing November 2021.	Nov-11/3.21		25,663,580	2,015,104

Option on an interest rate swap with Barclay's Bank PLC for the right to pay a fixed rate of 3.21% versus the three month USD-LIBOR-BBA maturing November 2021.	Nov-11/3.21		25,663,580	1,796

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to pay a fixed rate of 2.3175% versus the three month USD-LIBOR-BBA maturing November 2021.	Nov-11/2.3175		23,799,000	255,363

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to receive a fixed rate of 2.3175% versus the three month USD-LIBOR-BBA maturing November 2021.	Nov-11/2.3175		23,799,000	194,200

Option on an interest rate swap with Deutsche Bank AG for the right to pay a fixed rate of 1.30% versus the three month USD-LIBOR-BBA maturing November 2016.	Nov-11/1.30		23,799,000	102,336

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 0.715% versus the three month USD-LIBOR-BBA maturing November 2014.	Nov-11/0.715		46,957,000	81,236

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 1.30% versus the three month USD-LIBOR-BBA maturing November 2016.	Nov-11/1.30		23,799,000	69,731

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 0.715% versus the three month USD-LIBOR-BBA maturing November 2014.	Nov-11/0.715		46,957,000	49,774

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 3.425% versus the three month USD-LIBOR-BBA maturing November 2041.	Nov-11/3.425		10,374,800	963,300

Option on an interest rate swap with Credit Suisse International for the right to pay a fixed rate of 3.425% versus the three month USD-LIBOR-BBA maturing November 2041.	Nov-11/3.425		10,374,800	14,628

Option on an interest rate swap with Barclay's Bank PLC for the right to receive a fixed rate of 2.85% versus the three month USD-LIBOR-BBA maturing November 2021.	Nov-11/2.85		19,176,656	899,960

Option on an interest rate swap with Barclay's Bank PLC for the right to pay a fixed rate of 2.85% versus the three month USD-LIBOR-BBA maturing November 2021.	Nov-11/2.85		19,176,656	19

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 4.0325% versus the three month USD-LIBOR-BBA maturing November 2041.	Nov-11/4.0325		13,024,182	2,811,400

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 4.0325% versus the three month USD-LIBOR-BBA maturing November 2041.	Nov-11/4.0325		13,024,182	13

Option on an interest rate swap with Bank of America, N.A. for the right to pay a fixed rate of 0.5175% versus the three month USD-LIBOR-BBA maturing November 2013.	Nov-11/0.5175		52,840,756	51,784

Option on an interest rate swap with Bank of America, N.A. for the right to receive a fixed rate of 0.5175% versus the three month USD-LIBOR-BBA maturing November 2013.	Nov-11/0.5175		52,840,756	1,110

Total purchased options outstanding (cost $43,274,492)				$57,241,780

SENIOR LOANS (2.5%)(a)(c)
			Principal amount	Value

Basic materials (0.2%)

Exopack, LLC bank term loan FRN Ser. B, 6 1/2s, 2017			$204,488	$200,398

INEOS Group Holdings, Ltd. bank term loan FRN Ser. C2, 8.001s, 2014			216,220	221,626

INEOS U.S. Finance, LLC bank term loan FRN Ser. B2, 7.501s, 2013			203,780	208,874

Momentive Performance Materials, Inc. bank term loan FRN 3 3/4s, 2013			370,143	347,471

Nexeo Solutions, LLC bank term loan FRN Ser. B, 5s, 2017			203,975	195,816

				1,174,185
Capital goods (—%)

SRAM Corp. bank term loan FRN 8 1/2s, 2018			135,000	135,000

				135,000
Communication services (0.3%)

Charter Communications Operating, LLC bank term loan FRN Ser. l, 7 1/4s, 2014			11,824	11,853

Charter Communications, Inc. bank term loan FRN Ser. C, 3.62s, 2016			1,459,112	1,446,344

Insight Midwest, LP bank term loan FRN Ser. B, 1.99s, 2014			214,082	211,406

Intelsat Jackson Holdings SA bank term loan FRN 3.246s, 2014 (Luxembourg)			885,000	843,405

Level 3 Communications, Inc. bank term loan FRN 2.495s, 2014			35,000	33,979

Level 3 Financing, Inc. bank term loan FRN Ser. B, 11 1/2s, 2014			185,000	192,284

				2,739,271
Consumer cyclicals (1.1%)

Brickman Group Holdings, Inc. bank term loan FRN Ser. B, 7 1/4s, 2016			177,200	176,314

Burlington Coat Factory Warehouse Corp. bank term loan FRN Ser. B, 6 1/4s, 2017			113,563	110,886

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B1, 3.253s, 2015			625,000	551,339

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B2, 3.247s, 2015			724,196	637,292

CCM Merger, Inc. bank term loan FRN Ser. B, 7s, 2017			572,675	567,665

Cengage Learning Acquisitions, Inc. bank term loan FRN Ser. B, 2.49s, 2014			669,065	574,142

Clear Channel Communications, Inc. bank term loan FRN Ser. B, 3.889s, 2016			1,003,622	790,195

Compucom Systems, Inc. bank term loan FRN 3.74s, 2014			200,831	188,781

Federal Mogul Corp. bank term loan FRN Ser. B, 2.176s, 2014			87,331	82,382

Federal Mogul Corp. bank term loan FRN Ser. C, 2.169s, 2015			44,557	42,032

GateHouse Media, Inc. bank term loan FRN Ser. B, 2.49s, 2014			425,048	100,595

GateHouse Media, Inc. bank term loan FRN Ser. B, 2.24s, 2014			454,999	107,683

GateHouse Media, Inc. bank term loan FRN Ser. DD, 2.24s, 2014			169,776	40,180

Golden Nugget, Inc. bank term loan FRN Ser. B, 3.24s, 2014(PIK)			199,184	159,596

Golden Nugget, Inc. bank term loan FRN Ser. DD, 3.24s, 2014(PIK)			113,383	90,848

Goodman Global, Inc. bank term loan FRN 9s, 2017			426,000	426,799

Goodman Global, Inc. bank term loan FRN 5 3/4s, 2016			416,710	415,370

Michaels Stores, Inc. bank term loan FRN Ser. B, 2.617s, 2013			210,712	206,197

National Bedding Co., LLC bank term loan FRN Ser. B, 3 7/8s, 2013			149,509	147,640

Neiman Marcus Group, Inc. (The) bank term loan FRN 4 3/4s, 2018			370,000	358,834

Nortek, Inc. bank term loan FRN Ser. B, 5 1/4s, 2017			92,325	90,402

R.H. Donnelley, Inc. bank term loan FRN Ser. B, 9s, 2014			1,303,775	533,462

Realogy Corp. bank term loan FRN Ser. B, 4.522s, 2016			800,784	698,684

ServiceMaster Co. (The) bank term loan FRN Ser. B, 2.76s, 2014			525,144	500,856

ServiceMaster Co. (The) bank term loan FRN Ser. DD, 2.74s, 2014			52,317	49,897

Six Flags Theme Parks bank term loan FRN Ser. B, 5 1/4s, 2016			493,442	493,133

Tribune Co. bank term loan FRN Ser. B, 5 1/4s, 2014 (In default)(NON)			670,438	421,957

Univision Communications, Inc. bank term loan FRN 4.489s, 2017			345,227	331,591

				8,894,752
Consumer staples (0.2%)

Claire's Stores, Inc. bank term loan FRN 2.991s, 2014			537,394	474,116

Del Monte Corp. bank term loan FRN Ser. B, 4 1/2s, 2018			259,350	252,866

Revlon Consumer Products bank term loan FRN Ser. B, 4 3/4s, 2017			563,588	558,656

Rite Aid Corp. bank term loan FRN Ser. B, 1.99s, 2014			179,586	171,654

West Corp. bank term loan FRN Ser. B2, 2.692s, 2013			44,736	44,009

West Corp. bank term loan FRN Ser. B5, 4.567s, 2016			108,804	107,580

				1,608,881
Energy (0.1%)

EPCO Holdings, Inc. bank term loan FRN Ser. A, 1.241s, 2012			288,000	279,360

Frac Tech International, LLC bank term loan FRN Ser. B, 6 1/4s, 2016			331,829	328,866

Hercules Offshore, Inc. bank term loan FRN Ser. B, 7 1/2s, 2013			270,842	265,876

				874,102
Financials (0.1%)

AGFS Funding Co. bank term loan FRN Ser. B, 5 1/2s, 2017			395,000	361,260

HUB International Holdings, Inc. bank term loan FRN 6 3/4s, 2014			163,660	163,115

				524,375
Health care (0.4%)

Ardent Health Services bank term loan FRN Ser. B, 6 1/2s, 2015			353,514	345,118

Ardent Medical Services, Inc. bank term loan FRN 6 1/2s, 2015			165,000	161,081

Emergency Medical Services Corp. bank term loan FRN Ser. B, 5 1/4s, 2018			417,900	407,870

Grifols SA bank term loan FRN Ser. B, 6s, 2016 (Spain)			234,413	234,559

Health Management Associates, Inc. bank term loan FRN 2.119s, 2014			1,290,493	1,262,379

IASIS Healthcare, LLC bank term loan FRN Ser. B, 5s, 2018			621,875	607,105

Multiplan, Inc. bank term loan FRN Ser. B, 4 3/4s, 2017			330,379	318,541

				3,336,653
Utilities and power (0.1%)

Texas Competitive Electric Holdings Co., LLC bank term loan FRN 4.758s, 2017			1,360,286	924,314

				924,314

Total senior loans (cost $22,685,445)				$20,211,533

FOREIGN GOVERNMENT AND AGENCY BONDS (0.2%)(a)
			Principal amount	Value

Export-Import Bank of Korea 144A sr. unsec. unsub. notes 5.1s, 2013 (India)		INR	53,200,000	$1,085,850

International Bank for Reconstruction & Development sr. disc. unsec. unsub. notes Ser. GDIF, 5 1/4s, 2014		RUB	22,650,000	725,996

Total foreign government and agency bonds (cost $1,923,868)				$1,811,846

CONVERTIBLE BONDS AND NOTES (0.1%)(a)
			Principal amount	Value

Ford Motor Co. cv. sr. unsec. notes 4 1/4s, 2016			$345,000	$513,188

Steel Dynamics, Inc. cv. sr. notes 5 1/8s, 2014			440,000	468,600

Trinity Industries, Inc. cv. unsec. sub. notes 3 7/8s, 2036			94,000	89,770

Total convertible bonds and notes (cost $887,922)				$1,071,558

PREFERRED STOCKS (0.1%)(a)
			Shares	Value

Ally Financial, Inc. 144A Ser. G, 7.00% cum. pfd.			440	$328,144

GMAC Capital Trust I Ser. 2, $2.031 cum. pfd.			28,680	601,133

Total preferred stocks (cost $881,237)				$929,277

CONVERTIBLE PREFERRED STOCKS (0.1%)(a)
			Shares	Value

General Motors Co. Ser. B, $2.375 cv. pfd.			9,017	$377,023

Lehman Brothers Holdings, Inc. Ser. P, 7.25% cv. pfd. (In default)(NON)			1,477	1,329

Lucent Technologies Capital Trust I 7.75% cv. pfd.			407	353,581

Total convertible preferred stocks (cost $2,242,405)				$731,933

WARRANTS (—%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Charter Communications, Inc. Class A	11/30/14	$46.86	117	$1,258

Smurfit Kappa Group PLC 144A (Ireland)(F)	10/1/13	EUR 0.001	960	34,500

Total warrants (cost $35,777)				$35,758

COMMON STOCKS (—%)(a)
			Shares	Value

Bohai Bay Litigation, LLC (Escrow)(F)			1,327	$4,141

Trump Entertainment Resorts, Inc.(F)			224	952

Vertis Holdings, Inc.(F)			1,450	6,279

Total common stocks (cost $12,220)				$11,372

SHORT-TERM INVESTMENTS (37.2%)(a)
			Principal amount/shares	Value

Putnam Money Market Liquidity Fund 0.05%(e)			130,200,090	$130,200,090

Straight-A Funding, LLC commercial paper with an effective yield of 0.188%, December 20, 2011			$5,000,000	4,998,707

Straight-A Funding, LLC commercial paper with an effective yield of 0.178%, December 29, 2011			15,000,000	14,995,650

U.S. Treasury Bills with an effective yield of 0.098%, April 5, 2012(SEG)(SEGSF)			7,000,000	6,996,967

U.S. Treasury Bills with an effective yield of 0.050%, February 9, 2012(SEGSF)			200,000	199,972

U.S. Treasury Bills with effective yields ranging from 0.088% to 0.131%, May 3, 2012(SEG)(SEGSF)			34,508,000	34,487,328

U.S. Treasury Bills with effective yields ranging from 0.072% to 0.111%, July 26, 2012(SEG)(SEGSF)			35,312,000	35,286,202

U.S. Treasury Bills with effective yields ranging from 0.094% to 0.108%, November 17, 2011(SEG)(SEGSF)			44,879,000	44,874,905

U.S. Treasury Bills with effective yields ranging from 0.092% to 0.094%, August 23, 2012(SEGSF)			19,325,000	19,309,979

U.S. Treasury Bills with effective yields ranging from 0.070% to 0.085%, June 28, 2012(SEGSF)			11,658,000	11,651,860

Total short-term investments (cost $303,001,660)				$303,001,660

TOTAL INVESTMENTS

Total investments (cost $1,067,792,222)(b)				$1,058,540,820

FORWARD CURRENCY CONTRACTS at 10/31/11 (aggregate face value $640,274,519) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America, N.A.
	Australian Dollar	Sell	11/16/11	$742,259	$677,132	$(65,127)
	Brazilian Real	Buy	11/16/11	772,355	713,680	58,675
	British Pound	Sell	11/16/11	1,091,291	1,052,839	(38,452)
	Canadian Dollar	Sell	11/16/11	1,984,375	1,888,527	(95,848)
	Chilean Peso	Buy	11/16/11	125,887	115,806	10,081
	Czech Koruna	Buy	11/16/11	576,297	549,120	27,177
	Euro	Buy	11/16/11	3,946,445	3,817,871	128,574
	Hungarian Forint	Buy	11/16/11	39,195	38,011	1,184
	Japanese Yen	Sell	11/16/11	3,304,429	3,315,337	10,908
	Mexican Peso	Sell	11/16/11	347,642	335,960	(11,682)
	Norwegian Krone	Sell	11/16/11	623,235	590,838	(32,397)
	Russian Ruble	Buy	11/16/11	14,510	13,367	1,143
	Singapore Dollar	Buy	11/16/11	503,584	482,109	21,475
	South African Rand	Sell	11/16/11	37,110	36,561	(549)
	South Korean Won	Sell	11/16/11	26,995	24,909	(2,086)
	Swedish Krona	Sell	11/16/11	1,794,645	1,699,135	(95,510)
	Swiss Franc	Buy	11/16/11	1,976,020	1,896,959	79,061
	Taiwan Dollar	Sell	11/16/11	1,439,225	1,402,672	(36,553)
	Turkish Lira	Sell	11/16/11	696,984	647,996	(48,988)
Barclays Bank PLC
	Australian Dollar	Buy	11/16/11	7,529,173	7,784,882	(255,709)
	Brazilian Real	Buy	11/16/11	783,850	721,786	62,064
	British Pound	Sell	11/16/11	10,506,005	10,255,802	(250,203)
	Canadian Dollar	Sell	11/16/11	6,530,554	6,447,207	(83,347)
	Chilean Peso	Sell	11/16/11	4,524	4,159	(365)
	Czech Koruna	Buy	11/16/11	678,509	646,046	32,463
	Euro	Buy	11/16/11	1,509,126	1,258,498	250,628
	Hungarian Forint	Sell	11/16/11	2,472,788	2,491,798	19,010
	Indian Rupee	Sell	11/16/11	3,466,313	3,400,820	(65,493)
	Indonesian Rupiah	Sell	11/16/11	601,851	571,310	(30,541)
	Japanese Yen	Buy	11/16/11	1,950,530	1,896,704	53,826
	Malaysian Ringgit	Buy	11/16/11	126,493	120,997	5,496
	Mexican Peso	Sell	11/16/11	525,989	477,812	(48,177)
	New Zealand Dollar	Buy	11/16/11	251,833	236,512	15,321
	Norwegian Krone	Buy	11/16/11	8,895,077	8,764,359	130,718
	Polish Zloty	Buy	11/16/11	109,253	142,251	(32,998)
	Russian Ruble	Buy	11/16/11	14,510	13,338	1,172
	Singapore Dollar	Buy	11/16/11	279,247	266,982	12,265
	South Korean Won	Buy	11/16/11	1,463,682	1,455,525	8,157
	Swedish Krona	Sell	11/16/11	8,696,068	8,393,526	(302,542)
	Swiss Franc	Sell	11/16/11	3,360,670	3,225,150	(135,520)
	Taiwan Dollar	Buy	11/16/11	496,889	534,283	(37,394)
	Thai Baht	Sell	11/16/11	114,541	112,449	(2,092)
	Turkish Lira	Buy	11/16/11	1,479,181	1,376,875	102,306
Citibank, N.A.
	Australian Dollar	Buy	11/16/11	13,301,542	12,898,219	403,323
	Brazilian Real	Sell	11/16/11	2,320,431	2,138,988	(181,443)
	British Pound	Sell	11/16/11	7,189,530	7,041,110	(148,420)
	Canadian Dollar	Sell	11/16/11	9,735,330	9,573,453	(161,877)
	Chilean Peso	Sell	11/16/11	456,512	419,421	(37,091)
	Czech Koruna	Sell	11/16/11	551,064	527,904	(23,160)
	Danish Krone	Buy	11/16/11	497,070	477,398	19,672
	Euro	Sell	11/16/11	9,889,148	9,805,094	(84,054)
	Hungarian Forint	Buy	11/16/11	214,833	208,618	6,215
	Japanese Yen	Sell	11/16/11	6,837,972	6,971,521	133,549
	Mexican Peso	Buy	11/16/11	513,631	497,334	16,297
	New Zealand Dollar	Buy	11/16/11	35,549	33,374	2,175
	Norwegian Krone	Buy	11/16/11	946,310	897,149	49,161
	Polish Zloty	Buy	11/16/11	1,844,551	1,752,020	92,531
	Singapore Dollar	Sell	11/16/11	823,395	787,980	(35,415)
	South African Rand	Sell	11/16/11	1,250,762	1,232,537	(18,225)
	South Korean Won	Buy	11/16/11	111,825	103,181	8,644
	Swedish Krona	Sell	11/16/11	350,840	332,486	(18,354)
	Swiss Franc	Buy	11/16/11	1,639,429	1,573,388	66,041
	Taiwan Dollar	Buy	11/16/11	527,831	562,401	(34,570)
	Turkish Lira	Buy	11/16/11	560,766	521,954	38,812
Credit Suisse AG
	Australian Dollar	Buy	11/16/11	13,600,024	13,493,380	106,644
	Brazilian Real	Sell	11/16/11	1,087,787	1,004,073	(83,714)
	British Pound	Buy	11/16/11	710,272	522,040	188,232
	Canadian Dollar	Sell	11/16/11	15,677,522	15,294,548	(382,974)
	Chilean Peso	Buy	11/16/11	18,119	16,651	1,468
	Czech Koruna	Buy	11/16/11	74,013	70,564	3,449
	Euro	Sell	11/16/11	15,071,339	14,964,522	(106,817)
	Hungarian Forint	Sell	11/16/11	1,375,297	1,334,044	(41,253)
	Indian Rupee	Sell	11/16/11	2,413,396	2,367,322	(46,074)
	Japanese Yen	Sell	11/16/11	1,187,343	1,276,024	88,681
	Malaysian Ringgit	Buy	11/16/11	87,477	83,611	3,866
	Mexican Peso	Buy	11/16/11	1,030,117	1,009,611	20,506
	Norwegian Krone	Buy	11/16/11	9,402,971	9,618,266	(215,295)
	Polish Zloty	Sell	11/16/11	449,381	430,580	(18,801)
	Russian Ruble	Sell	11/16/11	3,022	2,778	(244)
	South African Rand	Buy	11/16/11	1,083,511	1,074,353	9,158
	South Korean Won	Sell	11/16/11	852,471	795,323	(57,148)
	Swedish Krona	Sell	11/16/11	4,350,686	4,582,980	232,294
	Swiss Franc	Sell	11/16/11	2,024,788	1,941,546	(83,242)
	Taiwan Dollar	Buy	11/16/11	382,785	422,657	(39,872)
	Turkish Lira	Sell	11/16/11	381,208	354,675	(26,533)
Deutsche Bank AG
	Australian Dollar	Sell	11/16/11	7,348,947	6,563,082	(785,865)
	Brazilian Real	Buy	11/16/11	1,037,741	960,968	76,773
	British Pound	Sell	11/16/11	1,874,872	1,808,345	(66,527)
	Canadian Dollar	Sell	11/16/11	1,631,247	1,859,781	228,534
	Chilean Peso	Sell	11/16/11	115,660	106,369	(9,291)
	Czech Koruna	Sell	11/16/11	819,458	781,062	(38,396)
	Euro	Sell	11/16/11	859,018	1,031,270	172,252
	Hungarian Forint	Sell	11/16/11	167,600	162,508	(5,092)
	Malaysian Ringgit	Sell	11/16/11	425,791	407,480	(18,311)
	Mexican Peso	Sell	11/16/11	35,899	34,139	(1,760)
	New Zealand Dollar	Sell	11/16/11	996,746	936,341	(60,405)
	Norwegian Krone	Buy	11/16/11	234,308	406,291	(171,983)
	Peruvian New Sol	Sell	11/16/11	1,931,965	1,872,939	(59,026)
	Polish Zloty	Buy	11/16/11	2,026,702	1,948,176	78,526
	Singapore Dollar	Sell	11/16/11	859,895	822,716	(37,179)
	South Korean Won	Buy	11/16/11	1,640,889	1,619,384	21,505
	Swedish Krona	Sell	11/16/11	2,385,689	2,257,013	(128,676)
	Swiss Franc	Buy	11/16/11	1,766,363	1,694,634	71,729
	Taiwan Dollar	Buy	11/16/11	1,320,227	1,336,824	(16,597)
	Turkish Lira	Sell	11/16/11	646,881	600,597	(46,284)
Goldman Sachs International
	Australian Dollar	Buy	11/16/11	8,177,795	8,195,638	(17,843)
	British Pound	Buy	11/16/11	4,424,326	4,267,636	156,690
	Canadian Dollar	Sell	11/16/11	4,526,071	4,484,564	(41,507)
	Chilean Peso	Sell	11/16/11	682,218	626,824	(55,394)
	Euro	Sell	11/16/11	371,471	357,988	(13,483)
	Hungarian Forint	Sell	11/16/11	1,023,130	992,963	(30,167)
	Japanese Yen	Sell	11/16/11	478,336	487,608	9,272
	Norwegian Krone	Buy	11/16/11	4,357,587	4,385,527	(27,940)
	Polish Zloty	Buy	11/16/11	534,617	514,607	20,010
	South African Rand	Sell	11/16/11	94,139	92,628	(1,511)
	Swedish Krona	Sell	11/16/11	2,423,145	2,296,179	(126,966)
	Swiss Franc	Buy	11/16/11	186,071	178,470	7,601
HSBC Bank USA, National Association
	Australian Dollar	Buy	11/16/11	14,880,147	14,484,435	395,712
	British Pound	Sell	11/16/11	5,037,638	4,854,309	(183,329)
	Canadian Dollar	Sell	11/16/11	6,129,537	6,142,443	12,906
	Euro	Sell	11/16/11	16,122,249	15,823,774	(298,475)
	Indian Rupee	Sell	11/16/11	2,430,672	2,382,927	(47,745)
	Japanese Yen	Sell	11/16/11	253,482	258,567	5,085
	New Zealand Dollar	Sell	11/16/11	32,479	30,491	(1,988)
	Norwegian Krone	Sell	11/16/11	6,374,377	6,037,885	(336,492)
	Singapore Dollar	Buy	11/16/11	1,318,851	1,262,088	56,763
	South Korean Won	Sell	11/16/11	1,413,402	1,301,229	(112,173)
	Swiss Franc	Buy	11/16/11	2,000,062	1,918,088	81,974
	Taiwan Dollar	Sell	11/16/11	233,500	227,554	(5,946)
JPMorgan Chase Bank, N.A.
	Australian Dollar	Buy	11/16/11	9,051,883	9,531,941	(480,058)
	Brazilian Real	Sell	11/16/11	1,158,097	1,065,716	(92,381)
	British Pound	Sell	11/16/11	491,467	623,754	132,287
	Canadian Dollar	Sell	11/16/11	7,525,599	7,276,911	(248,688)
	Chilean Peso	Buy	11/16/11	156,719	143,967	12,752
	Czech Koruna	Sell	11/16/11	643,060	613,320	(29,740)
	Euro	Sell	11/16/11	9,174,430	9,385,578	211,148
	Hungarian Forint	Sell	11/16/11	2,478,618	2,498,162	19,544
	Japanese Yen	Buy	11/16/11	1,104,408	1,005,936	98,472
	Malaysian Ringgit	Sell	11/16/11	871,351	832,840	(38,511)
	Mexican Peso	Buy	11/16/11	220,235	213,259	6,976
	New Zealand Dollar	Buy	11/16/11	161,910	151,883	10,027
	Norwegian Krone	Buy	11/16/11	956,592	904,581	52,011
	Peruvian New Sol	Sell	11/16/11	424,746	413,470	(11,276)
	Polish Zloty	Sell	11/16/11	3,447,742	3,275,649	(172,093)
	Russian Ruble	Sell	11/16/11	796,934	732,515	(64,419)
	Singapore Dollar	Sell	11/16/11	177,876	170,064	(7,812)
	South African Rand	Buy	11/16/11	551,904	557,651	(5,747)
	South Korean Won	Buy	11/16/11	1,028,695	1,056,353	(27,658)
	Swedish Krona	Sell	11/16/11	1,262,091	1,193,153	(68,938)
	Swiss Franc	Buy	11/16/11	2,492,871	2,391,561	101,310
	Taiwan Dollar	Sell	11/16/11	2,051,150	2,001,664	(49,486)
	Thai Baht	Sell	11/16/11	108,866	106,810	(2,056)
	Turkish Lira	Sell	11/16/11	387,858	360,126	(27,732)
Royal Bank of Scotland PLC (The)
	Australian Dollar	Buy	11/16/11	14,592,579	14,993,557	(400,978)
	Brazilian Real	Sell	11/16/11	1,347,600	1,237,920	(109,680)
	British Pound	Buy	11/16/11	6,419,774	6,136,794	282,980
	Canadian Dollar	Sell	11/16/11	3,339,217	2,906,899	(432,318)
	Chilean Peso	Buy	11/16/11	56,735	52,104	4,631
	Czech Koruna	Sell	11/16/11	757,786	722,222	(35,564)
	Euro	Sell	11/16/11	17,103,983	16,864,338	(239,645)
	Hungarian Forint	Sell	11/16/11	2,886,404	2,904,833	18,429
	Indian Rupee	Sell	11/16/11	2,076,980	2,038,147	(38,833)
	Japanese Yen	Buy	11/16/11	4,645,730	4,395,597	250,133
	Malaysian Ringgit	Buy	11/16/11	632,336	608,061	24,275
	Mexican Peso	Buy	11/16/11	126,695	123,364	3,331
	New Zealand Dollar	Buy	11/16/11	613,302	576,058	37,244
	Norwegian Krone	Buy	11/16/11	12,111,433	12,404,500	(293,067)
	Polish Zloty	Sell	11/16/11	951,002	903,268	(47,734)
	Russian Ruble	Sell	11/16/11	3,026	2,782	(244)
	Singapore Dollar	Buy	11/16/11	151,020	144,867	6,153
	South African Rand	Sell	11/16/11	179,047	176,681	(2,366)
	South Korean Won	Sell	11/16/11	811,667	748,492	(63,175)
	Swedish Krona	Sell	11/16/11	3,665,550	3,465,802	(199,748)
	Swiss Franc	Sell	11/16/11	6,838,930	6,562,432	(276,498)
	Taiwan Dollar	Buy	11/16/11	157,042	199,188	(42,146)
	Turkish Lira	Sell	11/16/11	70,110	65,266	(4,844)
State Street Bank and Trust Co.
	Australian Dollar	Buy	11/16/11	21,067,648	20,614,847	452,801
	Brazilian Real	Sell	11/16/11	258,071	237,329	(20,742)
	British Pound	Sell	11/16/11	8,740,294	8,616,422	(123,872)
	Canadian Dollar	Sell	11/16/11	4,193,202	3,868,773	(324,429)
	Czech Koruna	Buy	11/16/11	616,397	587,719	28,678
	Euro	Sell	11/16/11	22,252,693	22,235,221	(17,472)
	Hungarian Forint	Buy	11/16/11	422,772	409,694	13,078
	Indonesian Rupiah	Sell	11/16/11	1,239,160	1,183,883	(55,277)
	Japanese Yen	Sell	11/16/11	4,086,441	4,335,117	248,676
	Malaysian Ringgit	Buy	11/16/11	80,182	76,841	3,341
	Mexican Peso	Sell	11/16/11	1,435,002	1,390,286	(44,716)
	Norwegian Krone	Buy	11/16/11	16,360,712	16,594,039	(233,327)
	Polish Zloty	Buy	11/16/11	471,294	486,664	(15,370)
	Russian Ruble	Buy	11/16/11	14,510	13,337	1,173
	Singapore Dollar	Sell	11/16/11	265,061	271,668	6,607
	South African Rand	Sell	11/16/11	658,353	648,334	(10,019)
	South Korean Won	Sell	11/16/11	2,029	1,873	(156)
	Swedish Krona	Buy	11/16/11	2,384,187	2,468,839	(84,652)
	Swiss Franc	Buy	11/16/11	3,282,162	3,148,259	133,903
	Taiwan Dollar	Sell	11/16/11	290,232	234,670	(55,562)
	Thai Baht	Buy	11/16/11	1,123,858	1,106,865	16,993
	Turkish Lira	Sell	11/16/11	1,912,296	1,814,372	(97,924)
	Turkish Lira	Buy	11/16/11	1,885,074	1,833,038	52,036
UBS AG
	Australian Dollar	Buy	11/16/11	12,507,414	12,571,184	(63,770)
	Brazilian Real	Sell	11/16/11	1,212,265	1,118,551	(93,714)
	British Pound	Sell	11/16/11	11,283,156	11,240,427	(42,729)
	Canadian Dollar	Sell	11/16/11	986,671	673,546	(313,125)
	Czech Koruna	Buy	11/16/11	367,445	350,377	17,068
	Euro	Sell	11/16/11	11,972,013	12,053,494	81,481
	Hungarian Forint	Sell	11/16/11	721,341	699,919	(21,422)
	Indian Rupee	Sell	11/16/11	3,069,650	3,020,149	(49,501)
	Japanese Yen	Sell	11/16/11	5,356,465	5,523,870	167,405
	Mexican Peso	Buy	11/16/11	86,345	83,624	2,721
	New Zealand Dollar	Sell	11/16/11	161,990	152,139	(9,851)
	Norwegian Krone	Buy	11/16/11	13,030,020	13,307,899	(277,879)
	Polish Zloty	Buy	11/16/11	164,068	170,793	(6,725)
	Russian Ruble	Sell	11/16/11	3,029	2,789	(240)
	Singapore Dollar	Sell	11/16/11	228,322	245,923	17,601
	South African Rand	Buy	11/16/11	1,070,847	1,053,059	17,788
	South Korean Won	Sell	11/16/11	339,872	313,732	(26,140)
	Swedish Krona	Sell	11/16/11	640,490	601,557	(38,933)
	Swiss Franc	Sell	11/16/11	1,268,427	1,217,344	(51,083)
	Taiwan Dollar	Buy	11/16/11	1,003,710	1,028,933	(25,223)
	Thai Baht	Sell	11/16/11	114,544	112,632	(1,912)
	Turkish Lira	Buy	11/16/11	16,795	61,061	(44,266)
Westpac Banking Corp.
	Australian Dollar	Buy	11/16/11	9,724,388	9,732,665	(8,277)
	British Pound	Buy	11/16/11	2,847,195	2,759,237	87,958
	Canadian Dollar	Sell	11/16/11	6,184,597	6,062,121	(122,476)
	Euro	Sell	11/16/11	12,291,132	12,220,149	(70,983)
	Japanese Yen	Buy	11/16/11	6,517,957	6,507,462	10,495
	New Zealand Dollar	Buy	11/16/11	9,938	9,327	611
	Norwegian Krone	Buy	11/16/11	775,989	735,952	40,037
	Swedish Krona	Sell	11/16/11	2,011,422	1,906,320	(105,102)
	Swiss Franc	Sell	11/16/11	96,739	92,839	(3,900)

Total						$(5,646,796)

FUTURES CONTRACTS OUTSTANDING at 10/31/11 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Australian Government Treasury Bond 10 yr (Short)	16	$1,882,371	Dec-11	$4,872
Canadian Government Bond 10 yr (Long)	96	12,646,862	Dec-11	52,539
Euro-Bobl 5 yr (Short)	8	1,354,255	Dec-11	2,408
Euro-Bund 10 yr (Long)	214	40,114,266	Dec-11	(457,727)
Euro-Schatz 2 yr (Short)	224	33,999,834	Dec-11	68,749
Euro-Swiss Franc 3 Month (Short)	36	10,250,854	Dec-11	(62,619)
Euro-Swiss Franc 3 Month (Short)	87	24,792,720	Jun-12	(286,407)
Euro-Swiss Franc 3 Month (Short)	87	24,792,720	Dec-12	(373,556)
Euro-Swiss Franc 3 Month (Short)	87	24,785,287	Mar-12	(220,503)
Japanese Government Bond 10 yr (Long)	22	39,975,953	Dec-11	(191,480)
Japanese Government Bond 10 yr Mini (Long)	16	2,910,207	Dec-11	(10,110)
U.K. Gilt 10 yr (Long)	37	7,635,245	Dec-11	63,778
U.S. Treasury Bond 30 yr (Long)	18	2,502,563	Dec-11	27,528
U.S. Treasury Bond 30 yr (Long)	91	13,866,125	Dec-11	882,100
U.S. Treasury Note 10 yr (Long)	995	128,417,188	Dec-11	(347,891)

Total				$(848,319)

WRITTEN OPTIONS OUTSTANDING at 10/31/11 (premiums received $92,750,846) (Unaudited)

		Contract	Expiration date/
		amount	strike price	Value

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.375% versus the three month USD-LIBOR-BBA maturing August 2045.		$7,284,400	Aug-15/4.375	$528,191
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.375% versus the three month USD-LIBOR-BBA maturing August 2045.		7,284,400	Aug-15/4.375	1,806,269
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.46% versus the three month USD-LIBOR-BBA maturing August 2045.		7,284,400	Aug-15/4.46	497,087
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.46% versus the three month USD-LIBOR-BBA maturing August 2045.		7,284,400	Aug-15/4.46	1,888,437
Option on an interest rate swap with Deutsche Bank AG for the obligation to pay a fixed rate of 2.7975% versus the three month USD-LIBOR-BBA maturing October 2021.		5,585,000	Oct-16/2.7975	143,088
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a fixed rate of 2.5625% versus the three month USD-LIBOR-BBA maturing October 2021.		13,964,000	Oct-16/2.5625	298,690
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 5.35% versus the three month USD-LIBOR-BBA maturing August 2026.		64,500,748	Aug-16/5.35	1,988,236
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.35% versus the three month USD-LIBOR-BBA maturing August 2026.		64,500,748	Aug-16/4.35	7,238,983
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.28% versus the three month USD-LIBOR-BBA maturing August 2026.		27,536,670	Aug-16/4.28	1,434,385
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.28% versus the three month USD-LIBOR-BBA maturing August 2026.		27,536,670	Aug-16/4.28	2,985,801
Option on an interest rate swap with Barclay's Bank PLC for the obligation to receive a fixed rate of 4.68% versus the three month USD-LIBOR-BBA maturing August 2026.		18,053,080	Aug-16/4.68	769,061
Option on an interest rate swap with Barclay's Bank PLC for the obligation to pay a fixed rate of 4.68% versus the three month USD-LIBOR-BBA maturing August 2026.		18,053,080	Aug-16/4.68	2,332,295
Option on an interest rate swap with Barclay's Bank PLC for the obligation to receive a fixed rate of 4.67% versus the three month USD-LIBOR-BBA maturing August 2026.		15,044,234	Jul-16/4.67	643,592
Option on an interest rate swap with Barclay's Bank PLC for the obligation to pay a fixed rate of 4.67% versus the three month USD-LIBOR-BBA maturing August 2026.		15,044,234	Jul-16/4.67	1,935,320
Option on an interest rate swap with Barclay's Bank PLC for the obligation to receive a fixed rate of 4.80% versus the three month USD-LIBOR-BBA maturing August 2026.		15,044,234	Jul-16/4.80	602,822
Option on an interest rate swap with Barclay's Bank PLC for the obligation to pay a fixed rate of 4.80% versus the three month USD-LIBOR-BBA maturing August 2026.		15,044,234	Jul-16/4.80	2,052,079
Option on an interest rate swap with Barclay's Bank PLC for the obligation to receive a fixed rate of 4.80% versus the three month USD-LIBOR-BBA maturing July 2026.		6,017,693	Jul-16/4.80	240,768
Option on an interest rate swap with Barclay's Bank PLC for the obligation to pay a fixed rate of 4.80% versus the three month USD-LIBOR-BBA maturing July 2026.		6,017,693	Jul-16/4.80	820,813
Option on an interest rate swap with Barclay's Bank PLC for the obligation to receive a fixed rate of 4.815% versus the three month USD-LIBOR-BBA maturing July 2026.		15,044,234	Jul-16/4.815	597,106
Option on an interest rate swap with Barclay's Bank PLC for the obligation to pay a fixed rate of 4.815% versus the three month USD-LIBOR-BBA maturing July 2026.		15,044,234	Jul-16/4.815	2,065,829
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.79% versus the three month USD-LIBOR-BBA maturing July 2026.		8,457,241	Jul-16/4.79	339,643
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.79% versus the three month USD-LIBOR-BBA maturing July 2026.		8,457,241	Jul-16/4.79	1,149,770
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.74% versus the three month USD-LIBOR-BBA maturing July 2026.		15,141,557	Jul-16/4.74	622,621
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.74% versus the three month USD-LIBOR-BBA maturing July 2026.		15,141,557	Jul-16/4.74	2,012,222
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.815% versus the three month USD-LIBOR-BBA maturing June 2026.		13,521,750	Jun-16/4.815	525,050
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.815% versus the three month USD-LIBOR-BBA maturing June 2026.		13,521,750	Jun-16/4.815	1,866,245
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 5.12% versus the three month USD-LIBOR-BBA maturing June 2021.		4,622,106	Jun-16/5.12	84,261
Option on an interest rate swap with Barclay's Bank PLC for the obligation to receive a fixed rate of 4.89% versus the three month USD-LIBOR-BBA maturing June 2021.		4,548,270	Jun-16/4.89	91,347
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.575% versus the three month USD-LIBOR-BBA maturing June 2021.		4,519,392	Jun-16/4.575	104,669
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a fixed rate of 4.12% versus the three month USD-LIBOR-BBA maturing June 2021.		4,622,106	Jun-16/4.12	274,692
Option on an interest rate swap with Barclay's Bank PLC for the obligation to pay a fixed rate of 4.39% versus the three month USD-LIBOR-BBA maturing June 2021.		4,548,270	Jun-16/4.39	308,755
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.575% versus the three month USD-LIBOR-BBA maturing June 2021.		4,519,392	Jun-16/4.575	334,164
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 4.705% versus the three month USD-LIBOR-BBA maturing May 2021.		71,799,174	May-16/4.705	1,544,400
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a fixed rate of 4.705% versus the three month USD-LIBOR-BBA maturing May 2021.		71,799,174	May-16/4.705	5,645,066
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.04% versus the three month USD-LIBOR-BBA maturing September 2025.		96,509,800	Sep-15/4.04	4,857,338
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.04% versus the three month USD-LIBOR-BBA maturing September 2025.		96,509,800	Sep-15/4.04	9,359,134
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 5.36% versus the three month USD-LIBOR-BBA maturing February 2025.		4,389,140	Feb-15/5.36	88,511
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 5.36% versus the three month USD-LIBOR-BBA maturing February 2025.		4,389,140	Feb-15/5.36	825,676
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.27% versus the three month USD-LIBOR-BBA maturing February 2025.		14,006,560	Feb-15/5.27	296,267
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.27% versus the three month USD-LIBOR-BBA maturing February 2025.		14,006,560	Feb-15/5.27	2,544,712
Option on an interest rate swap with Barclay's Bank PLC for the obligation to receive a fixed rate of 4.20% versus the three month USD-LIBOR-BBA maturing August 2024.		11,155,187	Aug-14/4.20	358,862
Option on an interest rate swap with Barclay's Bank PLC for the obligation to pay a fixed rate of 4.20% versus the three month USD-LIBOR-BBA maturing August 2024.		11,155,187	Aug-14/4.20	1,294,303
Option on an interest rate swap with Barclay's Bank PLC for the obligation to receive a fixed rate of 4.19% versus the three month USD-LIBOR-BBA maturing July 2024.		9,295,989	Jul-14/4.19	299,303
Option on an interest rate swap with Barclay's Bank PLC for the obligation to pay a fixed rate of 4.19% versus the three month USD-LIBOR-BBA maturing July 2024.		9,295,989	Jul-14/4.19	1,074,635
Option on an interest rate swap with Barclay's Bank PLC for the obligation to receive a fixed rate of 4.34% versus the three month USD-LIBOR-BBA maturing July 2024.		3,718,396	Jul-14/4.34	108,849
Option on an interest rate swap with Barclay's Bank PLC for the obligation to receive a fixed rate of 4.35% versus the three month USD-LIBOR-BBA maturing July 2024.		9,295,989	Jul-14/4.35	270,402
Option on an interest rate swap with Barclay's Bank PLC for the obligation to pay a fixed rate of 4.34% versus the three month USD-LIBOR-BBA maturing July 2024.		3,718,396	Jul-14/4.34	465,711
Option on an interest rate swap with Barclay's Bank PLC for the obligation to pay a fixed rate of 4.35% versus the three month USD-LIBOR-BBA maturing July 2024.		9,295,989	Jul-14/4.35	1,170,430
Option on an interest rate swap with Barclay's Bank PLC for the obligation to receive a fixed rate of 4.3725% versus the three month USD-LIBOR-BBA maturing July 2024.		9,296,013	Jul-14/4.3725	265,634
Option on an interest rate swap with Barclay's Bank PLC for the obligation to pay a fixed rate of 4.3725% versus the three month USD-LIBOR-BBA maturing July 2024.		9,296,013	Jul-14/4.3725	1,186,543
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.36% versus the three month USD-LIBOR-BBA maturing July 2024.		5,225,818	Jul-14/4.36	149,986
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.36% versus the three month USD-LIBOR-BBA maturing July 2024.		5,225,818	Jul-14/4.36	662,670
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.29% versus the three month USD-LIBOR-BBA maturing July 2024.		9,356,126	Jul-14/4.29	280,478
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.29% versus the three month USD-LIBOR-BBA maturing July 2024.		9,356,126	Jul-14/4.29	1,143,524
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.82% versus the three month USD-LIBOR-BBA maturing September 2018.		38,999,000	Sep-13/4.82	4,777,534
Option on an interest rate swap with Credit Suisse International for the obligation to receive a fixed rate of 2.855% versus the three month USD-LIBOR-BBA maturing August 2022.		74,503,300	Aug-12/2.855	1,925,910
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 2.855% versus the three month USD-LIBOR-BBA maturing August 2022.		74,503,300	Aug-12/2.855	3,718,460
Option on an interest rate swap with Barclay's Bank PLC for the obligation to receive a fixed rate of 2.73% versus the three month USD-LIBOR-BBA August 2022.		21,595,000	Aug-12/2.73	647,202
Option on an interest rate swap with Barclay's Bank PLC for the obligation to pay a fixed rate of 2.73% versus the three month USD-LIBOR-BBA maturing August 2022.		21,595,000	Aug-12/2.73	925,994
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 2.6825% versus the three month USD-LIBOR-BBA maturing July 2022.		3,304,000	Jul-12/2.6825	133,382
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a fixed rate of 2.6075% versus the three month USD-LIBOR-BBA maturing July 2022.		23,283,000	Jul-12/2.6075	846,337
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 2.6075% versus the three month USD-LIBOR-BBA maturing July 2022.		23,283,000	Jul-12/2.6075	846,337
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 2.61875% versus the three month USD-LIBOR-BBA maturing July 2022.		23,283,000	Jul-12/2.61875	859,143
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing May 2022.		19,551,000	May-12/5.51	5,307,705
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 2.60% versus the three month USD-LIBOR-BBA maturing April 2022.		4,547,000	Apr-12/2.60	157,826
Option on an interest rate swap with Deutsche Bank AG for the obligation to pay a fixed rate of 2.498% versus the three month USD-LIBOR-BBA maturing April 2022.		22,408,000	Apr-12/2.498	652,969
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 2.498% versus the three month USD-LIBOR-BBA maturing April 2022.		22,408,000	Apr-12/2.498	652,969
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.8675% versus the three month USD-LIBOR-BBA maturing April 2022.		14,182,400	Apr-12/4.8675	2,411
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 2.4275% versus the three month USD-LIBOR-BBA maturing April 2022.		22,408,000	Apr-12/2.4275	576,334
Option on an interest rate swap with Barclay's Bank PLC for the obligation to pay a fixed rate of 2.4275% versus the three month USD-LIBOR-BBA maturing April 2022.		22,408,000	Apr-12/2.4275	576,334
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 2.4275% versus the three month USD-LIBOR-BBA maturing April 2022.		22,408,000	Apr-12/2.4275	576,334
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a fixed rate of 2.4275% versus the three month USD-LIBOR-BBA maturing April 2022.		22,408,000	Apr-12/2.4275	576,334
Option on an interest rate swap with Deutsche Bank AG for the obligation to pay a fixed rate of 2.4275% versus the three month USD-LIBOR-BBA maturing April 2022.		22,408,000	Apr-12/2.4275	576,334
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 2.4275% versus the three month USD-LIBOR-BBA maturing April 2022.		22,408,000	Apr-12/2.4275	576,334
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.8675% versus the three month USD-LIBOR-BBA maturing April 2022.		14,182,400	Apr-12/4.8675	3,071,341
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 2.52% versus the three month USD-LIBOR-BBA maturing January 2022.		4,345,000	Jan-12/2.52	117,402
Option on an interest rate swap with UBS AG for the obligation to pay a fixed rate of 0.722% versus the six month CHF-LIBOR-BBA maturing January 2014.	CHF	36,660,000	Jan-12/0.722	495,399
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a fixed rate of 2.4475% versus the three month USD-LIBOR-BBA maturing January 2022.		19,168,000	Jan-12/2.4475	428,405
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 2.453% versus the three month USD-LIBOR-BBA maturing January 2022.		19,168,000	Jan-12/2.453	433,964
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 2.46325% versus the three month USD-LIBOR-BBA maturing January 2022.		19,168,000	Jan-12/2.46325	441,822
Option on an interest rate swap with Barclay's Bank PLC for the obligation to receive a fixed rate of 2.28% versus the three month USD-LIBOR-BBA maturing December 2016.		42,713,808	Dec-11/2.28	3,844
Option on an interest rate swap with Barclay's Bank PLC for the obligation to pay a fixed rate of 2.28% versus the three month USD-LIBOR-BBA maturing December 2016.		42,713,808	Dec-11/2.28	1,898,629
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 1.29% versus the three month USD-LIBOR-BBA maturing December 2016.		51,335,564	Dec-11/1.29	214,069
Option on an interest rate swap with Goldman Sachs International for the obligation to receive a fixed rate of 1.29% versus the three month USD-LIBOR-BBA maturing December 2016.		51,335,564	Dec-11/1.29	404,011
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 2.225% versus the three month USD-LIBOR-BBA maturing December 2016.		28,001,245	Dec-11/2.225	1,680
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a fixed rate of 2.225% versus the three month USD-LIBOR-BBA maturing December 2016.		28,001,245	Dec-11/2.225	1,182,493
Option on an interest rate swap with Deutsche Bank AG for the obligation to receive a fixed rate of 2.24% versus the three month USD-LIBOR-BBA maturing December 2016.		25,800,117	Dec-11/2.24	1,290
Option on an interest rate swap with Deutsche Bank AG for the obligation to pay a fixed rate of 2.24% versus the three month USD-LIBOR-BBA maturing December 2016.		25,800,117	Dec-11/2.24	1,109,921
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.82% versus the three month USD-LIBOR-BBA maturing September 2018.		38,999,000	Sep-13/4.82	167,540
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing May 2022.		19,551,000	May-12/5.51	1,369
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 5.11% versus the three month USD-LIBOR-BBA maturing June 2021.		24,502,934	May-16/5.11	447,424
Option on an interest rate swap with Goldman Sachs International for the obligation to receive a fixed rate of 4.86% versus the three month USD-LIBOR-BBA maturing June 2021.		24,125,492	May-16/4.86	489,603
Option on an interest rate swap with Deutsche Bank AG for the obligation to receive a fixed rate of 4.60% versus the three month USD-LIBOR-BBA maturing June 2021.		24,005,421	May-16/4.60	547,324
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a fixed rate of 4.11% versus the three month USD-LIBOR-BBA maturing June 2021.		24,502,934	May-16/4.11	1,448,834
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 4.36% versus the three month USD-LIBOR-BBA maturing June 2021.		24,125,492	May-16/4.36	1,614,671
Option on an interest rate swap with Deutsche Bank AG for the obligation to pay a fixed rate of 4.60% versus the three month USD-LIBOR-BBA maturing June 2021.		24,005,421	May-16/4.60	1,795,197
Option on an interest rate swap with Deutsche Bank AG for the obligation to receive a fixed rate of 4.765% versus the three month USD-LIBOR-BBA maturing May 2021.		44,321,532	May-16/4.765	931,461
Option on an interest rate swap with Deutsche Bank AG for the obligation to pay a fixed rate of 4.765% versus the three month USD-LIBOR-BBA maturing May 2021.		44,321,532	May-16/4.765	3,572,537

Total				$118,207,138

TBA SALE COMMITMENTS OUTSTANDING at 10/31/11 (proceeds receivable $6,076,171) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

Federal National Mortgage Association, 3 1/2s, November 1, 2041	$6,000,000	11/14/11	$6,100,781

Total			$6,100,781

	INTEREST RATE SWAP CONTRACTS OUTSTANDING at 10/31/11 (Unaudited)

				Upfront		Payments	Payments	Unrealized
	Swap counterparty /			premium	Termination	made by	received by	appreciation/
	Notional amount			received (paid)	date	fund per annum	fund per annum	(depreciation)

	Bank of America, N.A.
		$27,401,000		$1,771,475	8/8/21	4.7%	3 month USD-LIBOR-BBA	$(4,400,602)
		24,616,000		1,584,040	8/16/21	4.765%	3 month USD-LIBOR-BBA	(4,086,913)
		12,369,000		796,564	8/17/21	4.55%	3 month USD-LIBOR-BBA	(1,807,197)
		16,701,000		1,078,050	8/19/21	4.475%	3 month USD-LIBOR-BBA	(2,319,131)
		253,134,200		29,095	7/8/13	0.68%	3 month USD-LIBOR-BBA	(1,028,069)
		51,553,300		—	9/23/13	3 month USD-LIBOR-BBA	0.45%	(96,414)
		65,754,000		—	9/26/13	3 month USD-LIBOR-BBA	0.5075%	(49,622)
		7,231,000		—	9/30/21	3 month USD-LIBOR-BBA	2.1825%	(78,444)
		98,556,000		—	10/3/13	3 month USD-LIBOR-BBA	0.54875%	(1,276)
		52,049,000		—	10/5/13	3 month USD-LIBOR-BBA	0.597%	47,779
		6,750,000		—	10/11/21	3 month USD-LIBOR-BBA	2.18%	(81,722)
		31,715,000		—	10/11/21	3 month USD-LIBOR-BBA	2.3%	(35,215)
		10,910,000		—	10/11/21	3 month USD-LIBOR-BBA	2.245%	(67,107)
		12,332,000		—	8/2/21	2.97236%	3 month USD-LIBOR-BBA	(824,795)
		20,789,000		—	10/14/26	3 month USD-LIBOR-BBA	2.74%	60,984
	AUD	5,940,000		—	4/18/21	6.10%	6 month AUD-BBR-BBSW	(478,056)
	CAD	3,260,000		—	9/14/21	2.4075%	3 month CAD-BA-CDOR	49,335
	CAD	3,875,000		—	10/6/21	3 month CAD-BA-CDOR	2.445%	(51,073)
	CAD	5,190,000		—	10/31/21	2.64%	3 month CAD-BA-CDOR	—
	EUR	36,200,000		—	6/14/13	1 year EUR-EONIA-OIS-COMPOUND	1.711561%	961,470
	GBP	1,883,000		—	10/11/21	2.76%	6 month GBP-LIBOR-BBA	(19,928)
	JPY	1,726,000,000		—	9/21/21	0.98375%	6 month JPY-LIBOR-BBA	59,847
	JPY	687,000,000		—	10/6/21	6 month JPY-LIBOR-BBA	0.98625%	(27,872)
	JPY	707,000,000		—	10/13/21	0.9925%	6 month JPY-LIBOR-BBA	36,828
	Barclays Bank PLC
		$29,996,182		271,465	9/8/16	2.065%	3 month USD-LIBOR-BBA	(950,781)
		3,014,000		—	9/15/20	2.032%	3 month USD-LIBOR-BBA	30,612
		36,812,800		4,174	9/16/21	2.21%	3 month USD-LIBOR-BBA	268,990
		41,217,000		124,271	9/16/31	2.88%	3 month USD-LIBOR-BBA	(101,347)
		74,195,500		500,324	9/16/41	3.04%	3 month USD-LIBOR-BBA	(827,324)
		44,660,500		—	9/19/13	0.51%	3 month USD-LIBOR-BBA	28,284
		32,962,000		—	9/19/20	2.12%	3 month USD-LIBOR-BBA	104,984
		15,192,500		—	9/19/41	3 month USD-LIBOR-BBA	3.035%	252,993
		19,079,000		—	9/20/20	2.136%	3 month USD-LIBOR-BBA	36,197
		43,046,800		—	9/21/13	3 month USD-LIBOR-BBA	0.4925%	(43,660)
		78,690,600		—	9/22/13	0.4775%	3 month USD-LIBOR-BBA	104,435
		248,793,800		(95,687)	2/17/14	1.62%	3 month USD-LIBOR-BBA	(6,585,261)
		11,961,000		—	9/22/21	3 month USD-LIBOR-BBA	2.18%	(125,026)
		7,601,000		—	9/22/41	2.975%	3 month USD-LIBOR-BBA	(31,761)
		65,754,000		—	9/26/13	3 month USD-LIBOR-BBA	0.50625%	(51,674)
		61,576,000		—	9/27/13	3 month USD-LIBOR-BBA	0.5175%	(35,188)
		25,999,000		—	9/28/21	2.041%	3 month USD-LIBOR-BBA	616,481
		204,668,000		—	9/28/13	3 month USD-LIBOR-BBA	0.511043%	(148,214)
		145,366,700		27,412	6/17/13	0.64%	3 month USD-LIBOR-BBA	(490,661)
		10,897,000		—	9/29/41	3 month USD-LIBOR-BBA	2.857%	(222,029)
		8,779,000		—	9/29/21	3 month USD-LIBOR-BBA	2.155%	(117,193)
		80,920,000		—	9/30/13	3 month USD-LIBOR-BBA	0.53%	(28,421)
		4,846,000		—	9/30/21	2.165%	3 month USD-LIBOR-BBA	60,349
		1,362,000		—	9/30/21	3 month USD-LIBOR-BBA	2.225%	(9,468)
		2,640,000		—	10/3/41	2.8175%	3 month USD-LIBOR-BBA	75,922
		55,436,000		—	10/3/13	3 month USD-LIBOR-BBA	0.543%	(7,064)
		6,913,000		—	10/4/21	2.089%	3 month USD-LIBOR-BBA	136,977
		7,549,000		—	10/6/21	1.999%	3 month USD-LIBOR-BBA	213,161
		1,370,200		(66,592)	8/25/41	3 month USD-LIBOR-BBA	4.47%	360,659
		20,588,600		—	3/10/18	3.06%	3 month USD-LIBOR-BBA	(1,800,827)
		3,619,000	(E)	—	4/11/22	2.265%	3 month USD-LIBOR-BBA	68,761
		78,933,600		—	10/7/18	3 month USD-LIBOR-BBA	1.73%	(447,795)
		241,578,000		—	10/7/13	3 month USD-LIBOR-BBA	0.636%	402,857
		30,231,000		—	10/7/21	2.11%	3 month USD-LIBOR-BBA	548,684
		609,000		—	10/7/41	3 month USD-LIBOR-BBA	2.668%	(36,240)
		1,789,110		(8,767)	10/11/16	3 month USD-LIBOR-BBA	1.97%	51,734
		5,154,000	(E)	—	4/12/22	3 month USD-LIBOR-BBA	2.4275%	(22,575)
		416,000		—	10/24/13	0.648%	3 month USD-LIBOR-BBA	(713)
		9,231,000		—	10/24/21	2.363%	3 month USD-LIBOR-BBA	(32,744)
		50,797,000		—	10/27/13	0.64625%	3 month USD-LIBOR-BBA	(82,960)
		18,867,799		(290,564)	9/21/21	3 month USD-LIBOR-BBA	3.14%	1,175,227
		22,361,836		(425,993)	10/21/21	3 month USD-LIBOR-BBA	3.17%	1,311,628
		10,160,000		—	8/1/21	3.06%	3 month USD-LIBOR-BBA	(762,214)
		9,397,000		—	8/2/21	3 month USD-LIBOR-BBA	3.0215%	670,983
		76,945,000		—	10/28/13	0.62875%	3 month USD-LIBOR-BBA	(94,858)
		2,860,000		—	10/28/21	3 month USD-LIBOR-BBA	2.329%	(221)
		766,000		—	10/28/41	3 month USD-LIBOR-BBA	2.9525%	(2,602)
		3,385,000		—	10/31/21	2.5575%	3 month USD-LIBOR-BBA	(71,146)
		11,422,000		—	10/31/21	2.55%	3 month USD-LIBOR-BBA	(232,188)
		3,601,000		—	10/31/41	3 month USD-LIBOR-BBA	3.2025%	172,697
		69,632,000		—	11/1/21	2.54%	3 month USD-LIBOR-BBA	(1,330,668)
		31,403,000		—	11/1/41	3 month USD-LIBOR-BBA	3.205%	1,504,832
		4,432,000		—	11/2/41	3.052%	3 month USD-LIBOR-BBA	—
		6,988,000		—	8/9/21	2.747%	3 month USD-LIBOR-BBA	(317,977)
		7,303,000		—	8/17/41	3.343%	3 month USD-LIBOR-BBA	(600,057)
		19,445,000		—	8/17/21	3 month USD-LIBOR-BBA	2.39%	232,308
		158,766,349		—	8/18/13	0.439%	3 month USD-LIBOR-BBA	269,882
		276,224,225	(E)	—	3/21/13	3 month USD-LIBOR-BBA	0.44125%	(336,994)
		9,236,000		—	8/23/21	2.23667%	3 month USD-LIBOR-BBA	24,608
		4,138,000		—	8/31/21	2.348%	3 month USD-LIBOR-BBA	(29,576)
		5,298,000		—	8/31/21	2.3675%	3 month USD-LIBOR-BBA	(47,364)
		183,370,900		(8,240)	5/4/13	0.78%	3 month USD-LIBOR-BBA	(1,253,557)
		31,130,000		(127,633)	8/8/16	3 month USD-LIBOR-BBA	2.065%	1,210,176
		33,530,000		(191,959)	9/8/16	3 month USD-LIBOR-BBA	2.14%	1,297,347
		25,616,000		—	9/6/20	2.231%	3 month USD-LIBOR-BBA	(185,313)
		2,311,000		—	9/6/41	3.2375%	3 month USD-LIBOR-BBA	(136,377)
		70,427,000		—	9/6/13	3 month USD-LIBOR-BBA	0.48875%	(64,617)
		9,972,000		—	9/8/21	3 month USD-LIBOR-BBA	2.17%	(101,502)
		9,972,000		—	9/8/21	3 month USD-LIBOR-BBA	2.18%	(92,281)
		5,946,000		—	9/8/41	2.958%	3 month USD-LIBOR-BBA	(10,533)
		18,203,000		—	9/8/21	3 month USD-LIBOR-BBA	2.186%	(158,460)
		1,960,000		—	9/12/20	2.032%	3 month USD-LIBOR-BBA	19,526
		1,426,000		—	9/12/41	3.012%	3 month USD-LIBOR-BBA	(17,828)
		11,644,000		—	9/12/21	2.178%	3 month USD-LIBOR-BBA	114,150
		7,577,000		—	9/13/21	2.145%	3 month USD-LIBOR-BBA	97,667
		2,092,000		—	9/13/41	2.975%	3 month USD-LIBOR-BBA	(10,202)
	AUD	9,950,000		—	10/13/21	5.0575%	6 month AUD-BBR-BBSW	37,932
	AUD	41,210,000		—	3/21/16	5.57%	6 month AUD-BBR-BBSW	(1,730,828)
	AUD	31,330,000		—	3/21/21	6 month AUD-BBR-BBSW	5.88%	2,042,367
	AUD	9,160,000		—	4/21/21	6.0675%	6 month AUD-BBR-BBSW	(716,550)
	EUR	63,910,000		—	6/15/13	1 year EUR-EONIA-OIS-COMPOUND	1.67%	1,620,738
	EUR	79,887,500		—	6/15/13	1.95%	3 month EUR-EURIBOR-REUTERS	(1,882,782)
	EUR	5,923,000		—	9/29/21	6 month EUR-EURIBOR-REUTERS	2.532%	(22,216)
	EUR	3,457,000		—	10/4/21	2.542%	6 month EUR-EURIBOR-REUTERS	10,248
	EUR	4,766,000		—	10/12/21	2.675%	6 month EUR-EURIBOR-REUTERS	(60,737)
	EUR	9,250,000		—	10/14/21	6 month EUR-EURIBOR-REUTERS	2.73%	178,589
	GBP	9,404,000		—	9/26/21	6 month GBP-LIBOR-BBA	2.54%	(182,728)
	GBP	2,175,000		—	10/3/21	2.5675%	6 month GBP-LIBOR-BBA	35,420
	GBP	14,160,000		—	8/8/21	2.9785%	6 month GBP-LIBOR-BBA	(709,277)
	GBP	6,323,000		—	8/15/31	3.6%	6 month GBP-LIBOR-BBA	(641,336)
	GBP	21,410,000	(E)	—	2/3/31	6 month GBP-LIBOR-BBA	4.86%	1,905,431
	Citibank, N.A.
		$1,221,000		—	9/23/13	0.459%	3 month USD-LIBOR-BBA	2,064
		4,258,000		—	9/23/21	3 month USD-LIBOR-BBA	2.136%	(62,041)
		25,480,700		(11,753)	9/26/13	0.49%	3 month USD-LIBOR-BBA	16,318
		10,300,800		(218,819)	9/26/26	3 month USD-LIBOR-BBA	2.52%	(462,104)
		5,803,000		—	9/30/18	3 month USD-LIBOR-BBA	1.73625%	(26,012)
		15,388,000		—	10/3/13	0.55625%	3 month USD-LIBOR-BBA	(2,029)
		11,688,750		—	10/3/20	3 month USD-LIBOR-BBA	2.04%	(129,314)
		10,518,750		—	10/3/21	2.159%	3 month USD-LIBOR-BBA	140,326
		574,000		—	10/3/41	3 month USD-LIBOR-BBA	2.804%	(18,086)
		2,053,000	(E)	—	10/7/21	3 month USD-LIBOR-BBA	3.0625%	(37,549)
		2,217,000		—	8/4/16	1.54375%	3 month USD-LIBOR-BBA	(39,345)
		21,475,000		1,350,777	7/26/21	4.5475%	3 month USD-LIBOR-BBA	(3,226,410)
		42,950,000		2,702,629	7/26/21	4.52%	3 month USD-LIBOR-BBA	(6,342,973)
		5,154,000	(E)	—	4/12/22	3 month USD-LIBOR-BBA	2.4275%	(22,575)
		9,527,000		—	10/17/21	3 month USD-LIBOR-BBA	2.37%	45,575
		39,440,000		—	10/28/13	0.62875%	3 month USD-LIBOR-BBA	(48,622)
		15,625,000		—	8/5/16	3 month USD-LIBOR-BBA	1.4925%	237,182
		86,372,900		177,059	8/25/20	3 month USD-LIBOR-BBA	2.1%	(53,463)
		13,657,300		35,005	8/25/21	3 month USD-LIBOR-BBA	2.24%	149
		15,000,000		—	8/31/21	3 month USD-LIBOR-BBA	2.425%	213,387
		24,738,000		1,594,364	8/17/21	4.49%	3 month USD-LIBOR-BBA	(3,476,767)
	SEK	20,293,800		—	10/3/21	2.555%	3 month SEK-STIBOR-SIDE	17,466
	SEK	20,695,000		—	10/4/21	2.5%	3 month SEK-STIBOR-SIDE	33,058
	SEK	64,670,000		—	7/8/16	3.275%	3 month SEK-STIBOR-SIDE	(504,672)
	SEK	65,979,000		—	7/11/16	3.2825%	3 month SEK-STIBOR-SIDE	(516,495)
	Credit Suisse International
		$88,920,600		22,877	5/27/21	3 month USD-LIBOR-BBA	3.21%	8,515,987
		42,870,000		—	6/30/21	3 month USD-LIBOR-BBA	3.159%	3,769,137
		4,752,000		—	9/16/21	3 month USD-LIBOR-BBA	2.20375%	(36,930)
		91,773,000		—	9/20/13	0.52125%	3 month USD-LIBOR-BBA	39,117
		65,476,100		—	9/21/13	0.5%	3 month USD-LIBOR-BBA	56,696
		3,880,000		—	9/22/21	2.15125%	3 month USD-LIBOR-BBA	50,766
		39,996,000		—	9/29/13	3 month USD-LIBOR-BBA	0.52375%	(19,167)
		16,364,250		—	10/3/20	3 month USD-LIBOR-BBA	2.055%	(160,557)
		14,726,250		—	10/3/21	2.172%	3 month USD-LIBOR-BBA	178,930
		58,600,000	(E)	—	3/21/13	1.15625%	3 month USD-LIBOR-BBA	(344,568)
		42,321,000		—	10/11/13	3 month USD-LIBOR-BBA	0.65375%	83,586
		5,154,000	(E)	—	4/12/22	3 month USD-LIBOR-BBA	2.4275%	(22,575)
		52,555,000		—	10/11/13	3 month USD-LIBOR-BBA	0.68%	130,843
		3,608,000		—	10/17/21	3 month USD-LIBOR-BBA	2.37%	17,260
		86,500		15	2/24/15	3 month USD-LIBOR-BBA	2.04%	3,799
		50,489,000		—	10/31/13	3 month USD-LIBOR-BBA	0.65%	84,726
		79,330,000		—	11/1/13	3 month USD-LIBOR-BBA	0.63%	101,542
		16,012,000		—	11/2/13	0.5825%	3 month USD-LIBOR-BBA	—
		31,626,000		—	11/2/13	0.56%	3 month USD-LIBOR-BBA	—
		3,152,000		—	8/18/41	3 month USD-LIBOR-BBA	3.3688%	275,331
		1,355,000		—	8/24/41	3.0775%	3 month USD-LIBOR-BBA	(36,987)
		1,108,000		—	8/26/21	2.362%	3 month USD-LIBOR-BBA	(9,495)
		77,370,900		—	8/31/13	3 month USD-LIBOR-BBA	0.493%	(58,356)
		171,547,000		—	8/31/13	3 month USD-LIBOR-BBA	0.5125%	(62,054)
		78,596,500		—	8/31/21	2.43125%	3 month USD-LIBOR-BBA	(1,163,714)
		22,148,400		—	8/31/41	3 month USD-LIBOR-BBA	3.264%	1,459,892
		9,972,000		—	9/8/21	3 month USD-LIBOR-BBA	2.17%	(101,502)
		6,801,000		—	9/14/41	2.944%	3 month USD-LIBOR-BBA	10,498
		158,510,700		11,303	5/27/13	0.72%	3 month USD-LIBOR-BBA	(837,007)
	CHF	12,479,000		—	9/28/21	6 month CHF-LIBOR-BBA	1.405%	(95,474)
	CHF	3,248,000		—	10/5/21	6 month CHF-LIBOR-BBA	1.44%	(12,145)
	CHF	1,938,000		—	10/7/21	1.465%	6 month CHF-LIBOR-BBA	2,050
	CHF	2,525,000		—	10/10/21	1.45%	6 month CHF-LIBOR-BBA	7,506
	CHF	3,170,000		—	10/14/21	1.535%	6 month CHF-LIBOR-BBA	(17,584)
	GBP	4,340,000		—	10/12/21	6 month GBP-LIBOR-BBA	2.7875%	62,640
	GBP	14,164,000		—	8/15/21	6 month GBP-LIBOR-BBA	2.91%	556,398
	MXN	78,540,000		—	7/21/20	1 month MXN-TIIE-BANXICO	6.895%	250,190
	Deutsche Bank AG
		$4,391,000		—	9/14/21	2.145%	3 month USD-LIBOR-BBA	56,981
		5,775,000		—	9/14/41	3 month USD-LIBOR-BBA	2.95%	(1,824)
		20,531,000		—	9/19/14	3 month USD-LIBOR-BBA	0.6625%	(11,033)
		13,680,000		—	9/27/18	3 month USD-LIBOR-BBA	1.515%	(261,963)
		61,576,000		—	9/27/13	3 month USD-LIBOR-BBA	0.5175%	(35,188)
		806,000		—	9/29/21	2.165%	3 month USD-LIBOR-BBA	10,019
		7,231,000		—	9/30/21	3 month USD-LIBOR-BBA	2.1875%	(75,158)
		18,702,000		—	10/3/20	3 month USD-LIBOR-BBA	2.034%	(216,340)
		16,830,000		—	10/3/21	2.153%	3 month USD-LIBOR-BBA	233,856
		9,394,000		—	10/4/13	3 month USD-LIBOR-BBA	0.56125%	2,065
		7,658,000		—	10/4/14	3 month USD-LIBOR-BBA	0.7175%	4,886
		1,776,900		—	10/7/14	3 month USD-LIBOR-BBA	0.792%	5,001
		149,559,438		—	10/7/16	1.3045%	3 month USD-LIBOR-BBA	(241,280)
		13,939,320		—	10/7/17	3 month USD-LIBOR-BBA	1.532%	(28,925)
		1,039,000	(E)	—	10/7/21	3 month USD-LIBOR-BBA	3.0475%	(19,679)
		1,184,600		—	10/7/14	3 month USD-LIBOR-BBA	0.787%	3,157
		99,706,292		—	10/7/16	1.30125%	3 month USD-LIBOR-BBA	(144,684)
		9,292,880		—	10/7/17	3 month USD-LIBOR-BBA	1.529%	(20,975)
		43,988,070		—	10/7/16	1.303%	3 month USD-LIBOR-BBA	(67,402)
		96,474,400		—	10/7/18	3 month USD-LIBOR-BBA	1.7265%	(569,720)
		5,154,000	(E)	—	4/12/22	3 month USD-LIBOR-BBA	2.4275%	(22,575)
		4,186,000	(E)	—	4/13/22	3 month USD-LIBOR-BBA	2.498%	8,037
		7,615,000		—	10/14/41	2.94375%	3 month USD-LIBOR-BBA	29,472
		64,713,000		—	10/31/13	3 month USD-LIBOR-BBA	0.6505%	109,243
		8,758,000		—	11/1/41	3 month USD-LIBOR-BBA	3.21%	428,617
		31,899,900		(17,402)	7/18/14	0.96%	3 month USD-LIBOR-BBA	(358,070)
		94,830,000		144,310	7/18/21	3 month USD-LIBOR-BBA	3.04%	7,263,234
		7,502,000		—	7/21/21	3 month USD-LIBOR-BBA	3.057%	572,972
		140,362,000		—	7/27/13	0.6325%	3 month USD-LIBOR-BBA	(427,106)
		189,905,400		394,650	8/1/18	2.45%	3 month USD-LIBOR-BBA	(8,778,923)
		76,284,200		—	8/12/16	3 month USD-LIBOR-BBA	1.255%	234,395
		10,309,000		—	11/2/21	2.365%	3 month USD-LIBOR-BBA	—
		56,887,000		—	8/15/41	3.300791%	3 month USD-LIBOR-BBA	(4,192,475)
		12,402,900		—	8/16/21	3 month USD-LIBOR-BBA	2.4775%	249,063
		16,852,300		—	8/16/16	1.24%	3 month USD-LIBOR-BBA	(31,816)
		4,900,000		—	8/18/41	3.37%	3 month USD-LIBOR-BBA	(429,257)
		19,889,300		—	8/22/21	3 month USD-LIBOR-BBA	2.218%	(85,845)
		23,133,000		—	8/24/16	1.23%	3 month USD-LIBOR-BBA	(22,855)
		38,826,500		—	8/24/21	2.271%	3 month USD-LIBOR-BBA	(15,352)
		24,932,100		—	8/24/41	3 month USD-LIBOR-BBA	3.081%	698,421
		218,940,500		—	8/30/13	3 month USD-LIBOR-BBA	0.5075%	(103,431)
		73,496,900		—	8/30/21	2.4075%	3 month USD-LIBOR-BBA	(909,469)
		25,136,900		—	8/30/41	3 month USD-LIBOR-BBA	3.2425%	1,525,959
		230,834,500		(40,784)	5/13/13	0.75%	3 month USD-LIBOR-BBA	(1,446,558)
		70,873,400		105,718	5/13/21	3 month USD-LIBOR-BBA	3.28%	7,425,993
		74,172,900		—	8/31/13	3 month USD-LIBOR-BBA	0.4925%	(56,005)
		1,000,000		—	8/31/21	2.407%	3 month USD-LIBOR-BBA	(12,576)
		60,973,400		—	9/12/13	3 month USD-LIBOR-BBA	0.5%	(46,173)
		21,398,600		—	9/12/21	3 month USD-LIBOR-BBA	2.2125%	(142,009)
		15,047,200		—	9/12/41	3.065%	3 month USD-LIBOR-BBA	(350,961)
		8,587,000		—	9/14/16	1.175%	3 month USD-LIBOR-BBA	27,076
		19,591,784		334,040	7/21/21	3.55%	3 month USD-LIBOR-BBA	(2,051,756)
		26,946,367		(862,284)	8/25/41	3 month USD-LIBOR-BBA	4.09%	5,447,192
	EUR	54,940,000		—	12/23/20	3.325%	6 month EUR-EURIBOR-REUTERS	(6,771,648)
	KRW	8,040,000,000		—	8/16/16	3 month KRW-CD-KSDA-BLOOMBERG	3.42%	(39,740)
	KRW	8,022,000,000		—	5/9/16	4.115%	3 month KRW-CD-KSDA-BLOOMBERG	(184,444)
	KRW	8,022,000,000		—	4/22/16	4.135%	3 month KRW-CD-KSDA-BLOOMBERG	(181,174)
	KRW	7,955,000,000		—	4/29/16	4.14%	3 month KRW-CD-KSDA-BLOOMBERG	(181,078)
	MXN	78,540,000		—	7/17/20	1 month MXN-TIIE-BANXICO	6.95%	274,436
	Goldman Sachs International
		$44,660,500		—	9/19/13	0.515%	3 month USD-LIBOR-BBA	24,004
		32,962,000		—	9/19/20	2.13375%	3 month USD-LIBOR-BBA	67,208
		15,192,500		—	9/19/41	3 month USD-LIBOR-BBA	3.05%	299,444
		400,000		—	9/20/41	3.065%	3 month USD-LIBOR-BBA	(9,076)
		47,816,900		—	9/21/13	0.5%	3 month USD-LIBOR-BBA	41,405
		10,037,000		—	9/21/21	3 month USD-LIBOR-BBA	2.188%	(96,660)
		57,106,400		—	9/22/13	0.478%	3 month USD-LIBOR-BBA	75,187
		44,997,300		—	9/23/13	3 month USD-LIBOR-BBA	0.4525%	(82,235)
		52,988,000		—	9/26/13	3 month USD-LIBOR-BBA	0.50625%	(41,642)
		17,996,000		—	9/26/21	3 month USD-LIBOR-BBA	1.93875%	(593,025)
		17,679,000		—	9/28/41	2.69625%	3 month USD-LIBOR-BBA	938,597
		58,912,000		—	9/28/13	3 month USD-LIBOR-BBA	0.5125%	(41,405)
		600,000		—	9/29/41	3 month USD-LIBOR-BBA	2.87%	(10,634)
		8,152,000		—	9/29/21	3 month USD-LIBOR-BBA	2.15125%	(111,540)
		7,701,000		—	10/3/13	3 month USD-LIBOR-BBA	0.558%	1,342
		55,537,000		—	10/7/14	3 month USD-LIBOR-BBA	0.7775%	132,397
		12,593,000		—	10/11/21	3 month USD-LIBOR-BBA	2.16%	(175,523)
		5,154,000	(E)	—	4/12/22	3 month USD-LIBOR-BBA	2.4275%	(22,575)
		32,843,400		—	7/19/21	3 month USD-LIBOR-BBA	3.075%	2,568,878
		126,976,600		(53,977)	7/20/16	3 month USD-LIBOR-BBA	1.79%	3,937,603
		4,186,000	(E)	—	4/13/22	3 month USD-LIBOR-BBA	2.498%	8,037
		9,674,000		—	10/14/21	3 month USD-LIBOR-BBA	2.3745%	53,022
		45,075,000		—	10/17/13	0.65375%	3 month USD-LIBOR-BBA	(85,926)
		11,068,000		—	10/17/21	3 month USD-LIBOR-BBA	2.365%	47,833
		8,120,000		—	10/18/13	3 month USD-LIBOR-BBA	0.65875%	16,739
		21,438,000		—	10/18/21	2.40125%	3 month USD-LIBOR-BBA	(177,994)
		13,125,000		—	10/21/13	3 month USD-LIBOR-BBA	0.632%	18,766
		9,372,000		—	10/21/21	2.36%	3 month USD-LIBOR-BBA	(33,268)
		3,102,000		—	10/21/41	3 month USD-LIBOR-BBA	2.94125%	(15,196)
		40,789,500	(E)	—	3/19/13	1.09375%	3 month USD-LIBOR-BBA	(214,553)
		37,533,000		—	7/25/21	3 month USD-LIBOR-BBA	3.127%	3,094,495
		63,818,000		—	7/26/21	3.09125%	3 month USD-LIBOR-BBA	(5,046,563)
		15,785,000		—	8/1/21	3 month USD-LIBOR-BBA	3.0625%	1,187,778
		10,277,000		—	8/2/21	3.00125%	3 month USD-LIBOR-BBA	(714,703)
		23,805,400		—	10/25/21	2.39625%	3 month USD-LIBOR-BBA	(155,640)
		12,062,000		—	10/26/13	0.64875%	3 month USD-LIBOR-BBA	(20,506)
		1,783,000		—	10/26/21	3 month USD-LIBOR-BBA	2.3825%	9,237
		8,858,000		—	10/26/41	3 month USD-LIBOR-BBA	3.005%	68,006
		1,246,000		—	10/26/21	3 month USD-LIBOR-BBA	2.415%	10,162
		4,775,000		—	10/26/41	3 month USD-LIBOR-BBA	3.0375%	68,196
		780,000		—	10/27/21	3 month USD-LIBOR-BBA	2.435%	7,723
		23,216,800		—	10/31/41	3 month USD-LIBOR-BBA	3.12%	723,856
		18,229,300		—	10/31/41	3.10275%	3 month USD-LIBOR-BBA	(504,188)
		24,805,800		—	8/16/21	3 month USD-LIBOR-BBA	2.47%	481,119
		4,080,000		—	8/18/21	2.3425%	3 month USD-LIBOR-BBA	(30,600)
		1,430,000		—	8/24/41	3 month USD-LIBOR-BBA	3.075%	38,298
		19,130,000		—	8/24/21	2.2625%	3 month USD-LIBOR-BBA	7,469
		83,390,000		—	8/24/16	3 month USD-LIBOR-BBA	1.235%	103,178
		167,593,000		—	8/30/13	3 month USD-LIBOR-BBA	0.48375%	(159,549)
		17,086,000		—	9/1/20	2.225%	3 month USD-LIBOR-BBA	(123,304)
		5,108,000		—	9/1/41	3 month USD-LIBOR-BBA	3.195%	259,095
		5,631,000		—	9/6/21	2.2575%	3 month USD-LIBOR-BBA	11,235
		38,850,000		—	9/13/13	0.52125%	3 month USD-LIBOR-BBA	13,014
		5,477,000		—	9/13/41	3.023%	3 month USD-LIBOR-BBA	(80,351)
		1,593,000		—	9/13/21	3 month USD-LIBOR-BBA	2.16625%	(17,430)
	EUR	27,640,000		—	6/21/13	1 year EUR-EONIA-OIS-COMPOUND	1.632%	808,400
	EUR	10,400,000		—	9/29/21	6 month EUR-EURIBOR-REUTERS	2.54%	(28,834)
	EUR	25,200,000		—	9/29/13	1.47%	6 month EUR-EURIBOR-REUTERS	42,582
	EUR	6,300,000		—	9/29/15	6 month EUR-EURIBOR-REUTERS	1.775%	(1,254)
	EUR	46,100,000		—	9/29/21	6 month EUR-EURIBOR-REUTERS	2.54%	(127,813)
	EUR	1,952,000		—	10/6/21	2.439%	6 month EUR-EURIBOR-REUTERS	30,893
	EUR	47,900,000		—	5/26/13	2.224%	6 month EUR-EURIBOR-REUTERS	(887,480)
	GBP	12,161,000	(E)	—	9/22/31	6 month GBP-LIBOR-BBA	4.06%	106,177
	GBP	6,323,000		—	9/23/31	6 month GBP-LIBOR-BBA	3.1175%	(134,245)
	GBP	11,495,000	(E)	—	9/23/31	3.99%	6 month GBP-LIBOR-BBA	(19,961)
	GBP	1,628,000		—	10/6/21	2.525%	6 month GBP-LIBOR-BBA	39,470
	GBP	11,038,000	(E)	—	8/9/31	4.605%	6 month GBP-LIBOR-BBA	(697,496)
	GBP	11,038,000	(E)	—	8/10/31	4.5175%	6 month GBP-LIBOR-BBA	(600,237)
	KRW	13,326,000,000		—	9/19/16	3.395%	3 month KRW-CD-KSDA-BLOOMBERG	79,652
	KRW	12,777,000,000		—	7/11/16	4.035%	3 month KRW-CD-KSDA-BLOOMBERG	(251,463)
	KRW	7,688,000,000		—	4/21/16	4.12%	3 month KRW-CD-KSDA-BLOOMBERG	(169,529)
	KRW	14,688,468,000		—	8/2/16	3 month KRW-CD-KSDA-BLOOMBERG	3.845%	187,231
	SEK	15,460,000		—	9/9/21	2.65%	3 month SEK-STIBOR-SIDE	(6,790)
	JPMorgan Chase Bank, N.A.
		$117,300,000	(E)	—	3/21/13	1.1685%	3 month USD-LIBOR-BBA	(703,800)
		57,200,000	(E)	—	3/22/13	1.185%	3 month USD-LIBOR-BBA	(352,924)
		88,184,000		—	9/27/13	3 month USD-LIBOR-BBA	0.51375%	(56,879)
		61,576,000		—	9/27/13	3 month USD-LIBOR-BBA	0.5175%	(35,188)
		16,377,000		(548,631)	9/8/41	3 month USD-LIBOR-BBA	4.0275%	3,056,537
		21,234,000		—	7/19/21	3.074%	3 month USD-LIBOR-BBA	(1,658,866)
		16,930,000		—	9/29/21	3 month USD-LIBOR-BBA	2.18%	(187,195)
		7,170,000		—	9/30/21	3 month USD-LIBOR-BBA	2.203%	(64,319)
		13,536,000		—	10/3/21	3 month USD-LIBOR-BBA	2.184%	(149,588)
		3,293,000		—	10/4/41	2.75%	3 month USD-LIBOR-BBA	140,212
		28,610,000		—	10/4/13	3 month USD-LIBOR-BBA	0.58%	16,990
		3,436,000		—	10/7/21	3 month USD-LIBOR-BBA	2.068%	(75,584)
		2,252,000		—	10/11/21	2.2395%	3 month USD-LIBOR-BBA	14,985
		5,154,000	(E)	—	4/12/22	3 month USD-LIBOR-BBA	2.4275%	(22,575)
		23,979,000		—	10/14/13	3 month USD-LIBOR-BBA	0.677%	57,293
		5,919,000		—	10/17/21	3 month USD-LIBOR-BBA	2.37%	28,315
		25,505,000		—	10/19/21	3 month USD-LIBOR-BBA	2.387%	158,108
		26,256,000		—	10/28/13	3 month USD-LIBOR-BBA	0.65%	43,396
		1,579,000		—	10/28/21	3 month USD-LIBOR-BBA	2.396%	9,557
		3,311,000		—	10/28/21	3 month USD-LIBOR-BBA	2.351%	6,400
		18,229,300		—	10/31/41	3.235%	3 month USD-LIBOR-BBA	(994,921)
		11,761,500		—	11/1/21	2.445%	3 month USD-LIBOR-BBA	(122,437)
		171,816,000		—	11/2/13	0.5925%	3 month USD-LIBOR-BBA	—
		42,194,000		—	8/19/13	0.443%	3 month USD-LIBOR-BBA	68,448
		6,242,000		—	8/19/41	3.217%	3 month USD-LIBOR-BBA	(351,024)
		241,449,800		(25,858)	8/19/13	0.44%	3 month USD-LIBOR-BBA	379,348
		42,563,000		—	8/23/13	0.485%	3 month USD-LIBOR-BBA	35,457
		1,165,000		—	8/23/41	3.088%	3 month USD-LIBOR-BBA	(34,407)
		28,821,000		—	8/23/21	3 month USD-LIBOR-BBA	2.243%	(60,017)
		4,313,000		—	8/30/21	3 month USD-LIBOR-BBA	2.4225%	59,301
		59,338,400		—	8/31/13	3 month USD-LIBOR-BBA	0.5%	(36,349)
		14,000,000		—	8/31/21	2.407%	3 month USD-LIBOR-BBA	(176,061)
		2,226,000		—	9/2/41	3.187%	3 month USD-LIBOR-BBA	(109,091)
		14,535,000		—	9/2/21	3 month USD-LIBOR-BBA	2.35%	99,798
		93,652,325		(1,804,961)	4/28/21	3 month USD-LIBOR-BBA	3.59%	9,037,431
		45,798,000		2,870,390	7/26/21	4.46%	3 month USD-LIBOR-BBA	(6,521,837)
		45,798,000		2,876,114	7/26/21	4.525%	3 month USD-LIBOR-BBA	(6,790,512)
		68,697,000		4,347,318	7/27/21	4.745%	3 month USD-LIBOR-BBA	(11,536,877)
		202,900,000		—	5/9/13	0.7475%	3 month USD-LIBOR-BBA	(1,233,152)
		2,000,000		—	9/6/21	2.4%	3 month USD-LIBOR-BBA	(22,185)
		27,683,000		—	9/14/21	3 month USD-LIBOR-BBA	2.124%	(412,593)
		34,415,000		—	9/14/21	2.1575%	3 month USD-LIBOR-BBA	407,145
		4,678,000		—	9/15/41	2.984%	3 month USD-LIBOR-BBA	(30,593)
		8,184,000		—	9/19/21	3 month USD-LIBOR-BBA	2.266%	(19,189)
		7,443,000		—	9/19/16	3 month USD-LIBOR-BBA	1.231%	(5,673)
	CAD	12,190,000		—	9/21/21	2.3911%	3 month CAD-BA-CDOR	208,670
	CAD	19,900,000		—	9/21/21	3 month CAD-BA-CDOR	2.3911%	(340,651)
	CAD	8,100,000		—	9/21/21	2.3911%	3 month CAD-BA-CDOR	138,657
	CAD	4,633,000		—	9/27/21	3 month CAD-BA-CDOR	2.415%	(71,075)
	CAD	5,333,000		—	10/7/21	3 month CAD-BA-CDOR	2.5125%	(38,676)
	CAD	5,600,000		—	10/14/21	3 month CAD-BA-CDOR	2.6575%	30,009
	EUR	63,910,000		—	6/13/13	1 year EUR-EONIA-OIS-COMPOUND	1.74%	1,751,146
	EUR	63,910,000		—	6/13/13	1.9865%	3 month EUR-EURIBOR-REUTERS	(1,566,554)
	GBP	2,232,000		—	10/14/21	2.812%	6 month GBP-LIBOR-BBA	(39,526)
	JPY	1,383,000,000		—	2/22/21	1.36375%	6 month JPY-LIBOR-BBA	(719,819)
	JPY	3,056,730,000		—	5/25/15	0.674375%	6 month JPY-LIBOR-BBA	(450,685)
	JPY	3,048,260,000		—	9/16/15	6 month JPY-LIBOR-BBA	0.59125%	291,038
	JPY	799,200,000	(E)	—	7/28/29	6 month JPY-LIBOR-BBA	2.67%	280,609
	JPY	1,074,500,000	(E)	—	7/28/39	2.40%	6 month JPY-LIBOR-BBA	(118,748)
	JPY	678,000,000		—	9/12/21	1.02375%	6 month JPY-LIBOR-BBA	(15,148)
	MXN	44,527,000		—	9/11/20	6.82%	1 month MXN-TIIE-BANXICO	(122,011)
	MXN	57,580,000		—	9/14/20	6.82%	1 month MXN-TIIE-BANXICO	(156,813)
	MXN	11,220,000	(E)	—	7/16/20	1 month MXN-TIIE-BANXICO	6.99%	41,603
	MXN	57,160,000		—	7/30/20	6.3833%	1 month MXN-TIIE-BANXICO	(39,142)
	MXN	154,373,000		—	7/30/20	6.3833%	1 month MXN-TIIE-BANXICO	(105,713)
	MXN	57,160,000		—	8/19/20	1 month MXN-TIIE-BANXICO	6.615%	95,722
	MXN	88,180,000		—	11/4/20	1 month MXN-TIIE-BANXICO	6.75%	202,879
	UBS, AG
	AUD	14,588,000		—	9/27/21	6 month AUD-BBR-BBSW	4.79%	(367,431)
	AUD	13,035,000		—	9/27/16	4.46%	6 month AUD-BBR-BBSW	122,300
	CHF	65,659,000		—	5/23/13	0.7625%	6 month CHF-LIBOR-BBA	(949,213)

	Total							$(42,419,964)
(E)	See Total return swap contracts note regarding extended effective dates.

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 10/31/11 (Unaudited)

		Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Bank of America, N.A.
	$7,318,126	$(20,582)	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	$14,181
Barclays Bank PLC
	1,671,774	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	11,744
	2,067,891	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	12,694
	10,459,753	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	95,121
	3,023,481	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	21,239
	2,275,771	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	14,206
	12,654,009	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(37,527)
	10,347,722	—	1/12/208	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(30,688)
	7,491,291	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	46,762
	3,102,035	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	15,323
	362,870	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	1,609
	12,280,000	—	4/7/16	(2.63%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(221,507)
	7,318,126	140,645	1/12/40	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	106,890
	7,671,137	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	47,885
	7,521,661	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(22,307)
	7,559,793	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	37,342
	20,036,882	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	133,832
	15,814,792	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	97,083
	32,208,546	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	201,053
	7,070,231	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	44,134
	1,465,166	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	10,292
	4,751,284	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	33,376
	3,444,401	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	24,196
	145,867	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	1,327
	13,055,992	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	40,210
Citibank, N.A.
	4,495,286	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	28,061
	10,228,182	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	63,847
	9,470,444	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	59,117
Credit Suisse International
	2,276,805	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	15,398
	3,409,394	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	21,282
	2,046,470	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	13,669
	5,686,812	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(16,865)
Deutsche Bank AG
	5,686,812	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(16,865)
Goldman Sachs International
	7,020,000	—	3/1/16	2.47%	USA Non Revised Consumer Price Index- Urban (CPI-U)	56,651
	5,265,000	—	3/3/16	2.45%	USA Non Revised Consumer Price Index- Urban (CPI-U)	37,224
	9,380,560	—	1/12/39	(6.00%) 1 month USD-LIBOR	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	78,956
EUR	13,603,000	—	10/18/13	(1.7775%)	Eurostat Eurozone HICP excluding tobacco	(34,069)

Total						$1,004,876

	CREDIT DEFAULT CONTRACTS OUTSTANDING at 10/31/11 (Unaudited)

			Upfront				Fixed payments
			premium			Termi-	received	Unrealized
	Swap counterparty /		received		Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**		amount	date	per annum	(depreciation)

	Bank of America, N.A.
	Ford Motor Credit Co., 7%, 10/1/13	Ba1	$—		$2,805,000	3/20/12	285 bp	$27,820
	Credit Suisse International
	Bonos Y Oblig Del Estado, 5 1/2%, 7/30/17	—	(41,662)		4,680,000	12/20/19	(100 bp)	635,859
	Deutsche Bank AG
	Federal Republic of Brazil, 12 1/4%, 3/6/30	Baa2	—		1,500,000	10/20/17	105 bp	(34,647)
	Russian Federation, 7 1/2%, 3/31/30	—	—		442,500	4/20/13	(112 bp)	(112)
	United Mexican States, 7.5%, 4/8/33	Baa1	—		2,945,000	3/20/14	56 bp	(22,255)
	Smurfit Kappa Funding, 7 3/4%, 4/1/15	B2	—	EUR	935,000	9/20/13	715 bp	132,567
	Virgin Media Finance PLC, 8 3/4%, 4/15/14	BB-	—	EUR	880,000	9/20/13	477 bp	64,029
	Virgin Media Finance PLC, 8 3/4%, 4/15/14	BB-	—	EUR	880,000	9/20/13	535 bp	77,786
	Goldman Sachs International
	Lighthouse International Co., SA, 8%, 4/30/14	Ca	—	EUR	815,000	3/20/13	680 bp	(784,368)
	JPMorgan Chase Bank, N.A.
	DJ CDX NA HY Series 17 Version 1 Index	B+	600,424		$6,042,000	12/20/16	500 bp	280,876
	Republic of Argentina, 8.28%, 12/31/33	B3	—		1,385,000	6/20/14	235 bp	(183,457)
	Russian Federation, 7 1/2%, 3/31/30	Baa1	—		225,000	9/20/13	276 bp	6,568
	Morgan Stanley Capital Services, Inc.
	Dominican Republic, 8 5/8%, 4/20/27	—	—		2,340,000	11/20/11	(170 bp)	(16,283)
	Republic of Venezuela, 9 1/4%, 9/15/27	B2	—		1,570,000	10/20/12	339 bp	(34,897)

	Total							$149,486

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at October 31, 2011.

Key to holding's currency abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
EUR	Euro
GBP	British Pound
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
PEN	Peruvian Neuvo Sol
RUB	Russian Ruble
SEK	Swedish Krona
TRY	Turkish Lira
Key to holding's abbreviations
EMTN	Euro Medium Term Notes
FRB	Floating Rate Bonds
FRN	Floating Rate Notes
IFB	Inverse Floating Rate Bonds
IO	Interest Only
MTN	Medium Term Notes
OAO	Open Joint Stock Company
OJSC	Open Joint Stock Company
PO	Principal Only
TBA	To Be Announced Commitments

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2011 through October 31, 2011 (the reporting period).
(a)	Percentages indicated are based on net assets of $814,190,807.
(b)	The aggregate identified cost on a tax basis is $1,078,515,700, resulting in gross unrealized appreciation and depreciation of $51,152,388 and $71,127,268, respectively, or net unrealized depreciation of $19,974,880.
(NON)	Non-income-producing security.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivatives contracts at the close of the reporting period.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(e)	The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $19,291 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $142,015,343 and $160,221,016, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(F)	Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) based on the securities' valuation inputs.
(R)	Real Estate Investment Trust.
At the close of the reporting period, the fund maintained liquid assets totaling $478,533,553 to cover certain derivatives contracts.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The rates shown on FRB and FRN are the current interest rates at the close of the reporting period.
IFB are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rates shown are the current interest rates at the close of the reporting period.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported— as in the case of some securities traded over-the-counter— a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.
Futures contracts: The fund uses futures contracts to hedge interest rate risk.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”. The fund had an average number of contracts of approximately 3,000 on futures contracts for the reporting period.
Options contracts: The fund uses options contracts to hedge duration, convexity and prepayment risk, and to gain exposure to interest rates.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. The fund had an average contract amount of approximately 2,409,200,000 on purchased options contracts for the reporting period. Outstanding contracts on purchased options contracts at the close of the reporting period are indicative of the volume of activity during the reporting period. Outstanding contracts on written options contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to hedge foreign exchange risk and to gain exposure on currency. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Outstanding forward currency contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.
Total return swap contracts: The fund enters into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount to hedge sector exposure, to manage exposure to specific sectors or industries, to manage exposure to credit risk, to gain exposure to specific markets/countries, and to gain exposure to specific sectors/industries. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. The fund had an average notional amount of approximately $338,000,000 on total return swap contracts for the reporting period.
Interest rate swap contracts: The fund enters into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk and to gain exposure on interest rates. An interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. The fund had an average notional amount of approximately $10,947,800,000 on interest rate swap contracts for the reporting period.
Credit default contracts: The fund enters into credit default contracts to hedge credit risk and to gain exposure on individual names and/or baskets of securities. In a credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount of the relevant credit default contract. Outstanding notional amount on credit default swap contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.
Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $23,986,761 at the close of the reporting period. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $152,738,902 on derivative contracts subject to the Master Agreements. Collateral posted by the fund totaled $140,274,407.
TBA purchase commitments: The fund may enter into “TBA” (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However ,it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss.
Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.
TBA sale commitments: The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.
Unsettled TBA sale commitments are valued at the fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
Dollar rolls: To enhance returns, the fund may enter into dollar rolls (principally using TBAs) in which the fund sells securities for delivery in the current month and simultaneously contracts to purchase similar securities on a specified future date. During the period between the sale and subsequent purchase, the fund will not be entitled to receive income and principal payments on the securities sold. The fund will, however, retain the difference between the initial sales price and the forward price for the future purchase. The fund will also be able to earn interest on the cash proceeds that are received from the initial sale on settlement date. The fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1 – Valuations based on quoted prices for identical securities in active markets.
Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Consumer cyclicals	$—	$—	$7,231
Energy	—	—	4,141
Total common stocks	—	—	11,372
Asset-backed securities	—	81,881,236	—
Convertible bonds and notes	—	1,071,558	—
Convertible preferred stocks	—	731,933	—
Corporate bonds and notes	—	259,539,766	5,442
Foreign government and agency bonds	—	1,811,846	—
Foreign government bonds and notes	—	76,340,683	—
Mortgage-backed securities	—	176,590,654	3,394,891
Preferred stocks	—	929,277	—
Purchased options outstanding	—	57,241,780	—
Senior loans	—	20,211,533	—
U.S. Government and Agency Mortgage Obligations	—	75,741,431	—
Warrants	—	1,258	34,500
Short-term investments	130,200,090	172,801,570	—

Totals by level	$130,200,090	$924,894,525	$3,446,205

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(5,646,796)	$—
Futures contracts	(848,319)	—	—
Written options	—	(118,207,138)	—
TBA sale commitments	—	(6,100,781)	—
Interest rate swap contracts	—	(60,773,499)	—
Total return swap contracts	—	884,813	—
Credit default contracts	—	(409,276)	—

Totals by level	$(848,319)	$(190,252,677)	$—

At the start and/or close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.
Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Credit contracts	$986,291	$1,395,567
Foreign exchange contracts	6,589,908	12,236,704
Equity contracts	35,758	—
Interest rate contracts	155,655,534	277,357,897

Total	$163,267,491	$290,990,168

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: During the period, State Street Bank and Trust Company, which provides certain administrative, pricing and bookkeeping services for the Putnam funds pursuant to an agreement with Putnam Investment Management, LLC, began utilizing different accounting systems and systems support in providing services for the fund.

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Premier Income Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: December 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: December 29, 2011

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: December 29, 2011